As filed with the Securities and Exchange Commission on January 8, 2002
                          Securities Act File No. 333-
                      Investment Company Act File. No. 811-
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                 ---------------

                                    FORM N-2

     [X]    Registration Statement Under The Securities Act of 1933

     [ ]    Pre-Effective Amendment No.

     [ ]    Post-Effective Amendment No.

     [X]    Registration Statement Under The Investment Company Act of 1940

     [ ]    Amendment No.

                                  DECS TRUST IX
               (Exact Name of Registrant as Specified in Charter)

                          c/o Salomon Smith Barney Inc.
                              388 Greenwich Street
                            New York, New York 10013
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 816-6000

                                 Alan M. Rifkin
                            Salomon Smith Barney Inc.
                              390 Greenwich Street
                            New York, New York 10013
                     (Name and Address of Agent for Service)

                                 With copies to

                             Raymond B. Check, Esq.
                       Cleary, Gottlieb, Steen & Hamilton
                                One Liberty Plaza
                            New York, New York 10006
                                 (212) 225-2000

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box [ ]

                         CALCULATION OF REGISTRATION FEE
                        UNDER THE SECURITIES ACT OF 1933
====================================================================================================================
                                                                  Proposed      Proposed Maximum
                                                                   Maximum          Aggregate
              Title of Securities               Amount being   Offering Price       Offering          Amount of
               Being Registered                  Registered      Per DECS(1)        Price(1)      Registration Fee
--------------------------------------------------------------------------------------------------------------------
DECS representing shares of beneficial
     Interest.................................  100,000 DECS       $10.00          $1,000,000           $250
====================================================================================================================
(1)  Estimated solely for the purpose of calculating the registration fee.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                                  DECS TRUST IX

                              Cross-Reference Sheet
                          Parts A and B of Prospectus*

Item
 No.   Caption                                                         Prospectus Caption
----   -------                                                         ------------------
1.     Outside Front Cover..........................................   Front Cover Page
2.     Inside Front and Outside Back Cover Page.....................   Front Cover Page; Inside Front Cover
                                                                       Page
3.     Fee Table and Synopsis.......................................   Prospectus Summary; Fees and Expenses
4.     Financial Highlights.........................................   Not Applicable
5.     Plan of Distribution.........................................   Front Cover Page; Prospectus Summary;
                                                                       Underwriting
6.     Seller Not Applicable........................................   Not Applicable
7.     Use of Proceeds..............................................   Use of Proceeds; Investment Objectives
                                                                       and Policies
8.     General Description of the Registrant........................   Front Cover Page; Prospectus Summary;
                                                                       The Trust; Investment Restrictions;
                                                                       Investment Objectives and Policies;
                                                                       Risk Factors for DECS
9.     Management...................................................   Management and Administration of the
                                                                       Trust
10.    Capital Stock, Long-Term Debt and Other Securities; Federal
       Income Tax Considerations....................................   Description of the DECS
11.    Defaults and Arrears on Senior Securities....................   Not Applicable
12.    Legal Proceedings............................................   Not Applicable
13.    Table of Contents of the Statement of
       Additional Information.......................................   Not Applicable
14.    Cover Page...................................................   Not Applicable
15.    Table of Contents............................................   Not Applicable
16.    General Information and History..............................   The Trust
17.    Investment Objective and Policies............................   Investment Objectives and Policies;
                                                                       Investment Restrictions
18.    Management...................................................   Management and Administration of the
                                                                       Trust
19.    Control Persons and Principal Holders of Management and
       Administration of the Securities.............................   The Trust
20.    Investment Advisory and Other Services.......................   Management and Administration of the
                                                                       Trust
21.    Brokerage Allocation and Other Practices.....................   Investment Objectives and Policies
22.    Tax Status...................................................   Certain United States Federal Income
                                                                       Tax Considerations
23.    Financial Statements.........................................   Statement of Assets, Liabilities and
                                                                       Capital

---------------
*    Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in
     Part C is set forth under the appropriate item, so numbered, in Part C of the N-2 Registration Statement.

                        SUBJECT TO COMPLETION, DATED [ ]
PROSPECTUS
                                 100,000 DECSSM
                                  DECS Trust IX
                  (Subject to Exchange into Common Stock of o)

                                -----------------

         DECS Trust IX is a recently created Delaware business trust. The DECS are securities that represent all of the beneficial interest in the trust. When the trust issues the DECS, it will acquire U.S. treasury securities and one prepaid forward contract for the purchase of o common stock. For each DECS that you buy, you will receive a cash distribution of $o on each o, o, o and o starting on o, o and ending on o, o. Those payments will be made from the U.S. treasury securities that the trust acquires when it issues the DECS.

         The trust will hold one prepaid forward contract, which will entitle the trust to receive o common stock or cash from one stockholder of o. We refer to the one stockholder as the seller. On or shortly after o, o, the seller will deliver, at its option, either cash or o common stock to the trust. The trust will then deliver this cash or o common stock to you. Under the circumstances described in this prospectus, the seller will have the option to deliver cash to the trust between o, o and o, o. After the trust has delivered to you the cash or the o common stock delivered to the trust by the seller, the trust will terminate. The amount of cash or number of shares of o common stock the seller will deliver and you will receive will depend on the price of o common stock shortly before the date the seller delivers the cash or o common stock to the trust. If the price of o common stock is:

         o more than $o per share, you will receive 0. o shares of o common stock, or the cash equivalent, for each DECS you own.

         o more than $o per share but less than or equal to $o per share, you will receive o common stock worth $o, or the cash equivalent, for each DECS you own.

         o $o per share or less, you will receive one share of o common stock, or the cash equivalent, for each DECS you own.

         The last reported sale price of o common stock on o, o was $o per share.

         The trust's securities have no history of public trading. Typical closed-end fund shares frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the trust's net asset value will decrease. The trust cannot predict whether the DECS will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount is more pronounced for investors who wish to sell their investments soon after completion of a public offering.

                                -----------------

Investing in the DECS involves certain risks. See "Risk Factors for DECS" beginning on page 24.

                                -----------------

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                -----------------

                                                       Per DECS        Total
                                                     ------------   ----------
Public Offering Price                                $              $
Sales Load                                           $    --        $   --
Proceeds to the trust before expenses                $              $

         The underwriters are offering the DECS subject to various conditions. The underwriters expect to deliver the DECS to purchasers on o, 2002.

                                -----------------

         You should rely only on the information contained in or incorporated by reference in this prospectus. The trust has not authorized anyone to provide you with different information. The trust is not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information contained in or incorporated by reference in this prospectus is accurate as of any date other than the date on the front of this prospectus.

                                -----------------


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
 Prospectus Summary.........................................................   3
 Fees and Expenses..........................................................   8
 The Trust..................................................................   9
 Use of Proceeds............................................................   9
 Investment Objectives and Policies.........................................   9
 Investment Restrictions....................................................  23
 Risk Factors for DECS......................................................  24
 Net Asset Value............................................................  27
 Description of the DECS....................................................  27
 Management and Administration of the Trust.................................  29
 Certain United States Federal Income Tax Considerations....................  32
 Underwriting...............................................................  38
 Legal Matters..............................................................  40
 Experts....................................................................  40
 Where You Can Find More Information........................................  40
 Report of Independent Accountants..........................................  41
 Statement of Assets, Liabilities and Capital, o, o.........................  42
 Notes to Statement of Assets, Liabilities and Capital, o, o................  43

         Until o, all dealers that effect transactions in these securities, whether or not participating in this securities offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscription.

                             -----------------------

               "DECS" is a service mark of Salomon Smith Barney Inc.

                               PROSPECTUS SUMMARY

         This summary highlights certain information contained elsewhere in this prospectus. This summary is not complete and does not contain all of the information that you should consider before investing in the DECS. You should read the entire prospectus carefully, especially the risk of investing in the DECS discussed under "Risk Factors for DECS."

                                    The Trust

         DECS Trust IX is a recently created Delaware business trust. The trust will terminate on or shortly after o, o, which is referred to in this summary as the "exchange date" because that is when the shares of o common stock or their value in cash are expected to be delivered under all of the prepaid forward contract the trust has with the seller. In some limited circumstances, the o common stock or its value in cash may be delivered and the trust terminated sooner than that date. In other limited circumstances, the seller may elect to deliver cash and may extend the exchange date, for purposes of the contract, to o, o, and may subsequently accelerate the extended exchange date if it wishes. If the exchange date under the seller's contract is extended in this way, the trust will terminate on or shortly after the date all of the o common stock or cash has been delivered under the prepaid forward contract.

                                    The DECS

         The DECS are securities that represent all of the beneficial interest in the trust. The underwriters named in this prospectus are offering the DECS for sale at a price of $o per DECS. The last reported sale price of a share of o common stock on the [o], on o, o. The underwriters also may purchase up to o additional DECS from the trust to cover over-allotments.

                              Purpose of the Trust

         The trust was created to issue the DECS and to carry out the transactions described in this prospectus. The terms of the DECS are designed to give you a higher yield than the current dividend yield on the Common Stock, while also giving you the chance to share in the increased value of o common stock if its price goes up. [o does not currently pay dividends on its common stock and has stated that it does not intend to do so, but in the future o might pay dividends that are higher than the distributions that you will receive from the trust.] Also, you will receive less than you paid for your DECS if the price of o common stock goes down, but you will receive only part of the increased value if the price goes up, and then only if the price is above $o per share shortly before the exchange date.

                             Quarterly Distributions

         For each DECS that you buy, you will receive a cash distribution of $o on each o, o, o and o, starting on o, o and ending on o, o. Those payments will be made from the U.S. treasury securities that the trust acquires when it issues the DECS.

                       Distributions on the Exchange Date

         On the exchange date, you will receive between 0. o and 1.0 shares of o common stock for each DECS you own. Those amounts will be adjusted if o splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur that are described in detail later in this prospectus. Under its prepaid forward contract with the trust, the seller has the option to deliver cash to the trust instead of shares of o common stock. If the seller decides to deliver cash, you will receive the cash value of the o common stock you would have received under the seller's contract instead of the shares themselves. If o merges into another company or liquidates, you may receive shares of the other company or cash instead of o common stock on the exchange date. And if the seller defaults under its prepaid forward contract with the trust, the obligations of the seller under its contract will be accelerated, and the trust will immediately distribute to you the o common stock or cash received by the trust under the prepaid forward contract, plus the amount of the U.S. treasury securities then held by the trust.

         In addition, the seller may elect to deliver cash instead of o common stock subject to its contract by completing an offering of securities to refinance the DECS. We refer to such an offering as a rollover offering. The seller may extend the exchange date under its prepaid forward contract to o, o but only in connection with a rollover offering. If the seller completes a rollover offering and has extended the exchange date, the seller will deliver the cash due under its prepaid forward contract by the fifth business day after the extended exchange date. If the seller has elected to extend the exchange date to o, o, the seller will also have the option, in connection with the consummation of a rollover offering, of later accelerating the exchange date to between o, o and o, o, in which case the seller will deliver the cash due under its prepaid forward contract by the fifth business day after the accelerated exchange date.

         In addition, if the seller has extended the exchange date the seller will deliver cash to be distributed as an additional partial distribution for the period beginning on o, o and ending on the extended exchange date.

                                  Voting Rights

         You will not have the right to vote any o common stock unless and until it is delivered to the trust by the seller and distributed to you by the trust. You will have the right to vote on matters that affect the trust.

              Assets of the Trust; Investment Objectives and Policies

         The trust will own the following assets:

         o zero-coupon U.S. treasury securities that will mature every quarter during the term of the trust, and which will provide cash to pay the quarterly distributions on the DECS.

         o a prepaid forward contract with the seller under which the seller has the right to deliver o common stock or cash to the trust on the exchange date, which the trust will then distribute to you.

         The U.S. treasury securities initially will represent approximately o% of the trust's assets and the prepaid forward contract initially will represent approximately o%.

         The trust's investment objective is to provide you with (1) a quarterly distribution of $0. o per DECS over the term of the trust and (2) o common stock on the exchange date in an amount equal to:

         o 0. o shares of o common stock per DECS (or the cash equivalent) if the average price of o common stock shortly before the exchange date is more than $o per share.

         o shares of o common stock worth $o per DECS (the issue price of the DECS) (or the cash equivalent) if the average price of o common stock shortly before the exchange date is more than $o per share but less than or equal to $o per share.

         o one share of o common stock per DECS (or the cash equivalent) if the average price of o common stock shortly before the exchange date is $o or less per share.

         The trust will not deliver fractions of a share of o common stock. If you would receive a fraction of a share of o common stock under the formula described above (based on all DECS owned), you will receive cash instead.

         At the closing of the sale of the DECS, the trust will enter into a prepaid forward contract with the seller. The prepaid forward contract will require the seller to deliver to the trust up to a total of o shares of o common stock on the exchange date for the contract, assuming the underwriters do not exercise their over-allotment option. The purchase price for the o common stock under the prepaid forward contract will be $o per share or $o in total, assuming the underwriters do not exercise their over-allotment option. The trust will pay the seller the purchase price for the o common stock on the date of the DECS are issued.

         The seller will secure its obligations to deliver o common stock to the trust on the exchange date by pledging stock to the trust on the date the DECS are issued. During the term of the DECS, the seller will have the right to substitute U.S. treasury securities as collateral for the pledged o common stock.

         If the seller elects to extend the exchange date under its contract to o, o, the seller will secure its obligation to pay interest accruing during the period beginning on o, o and ending on the extended (or accelerated) exchange date by pledging U.S. treasury securities to the trust.

                   Certain U.S. Federal Income Tax Consequences

         For U.S. federal income tax purposes, the trust and owners of DECS agree to treat the owners of DECS as owning all of the beneficial interests in the U.S. treasury securities and the prepaid forward contract held by the trust. In addition, the seller, the trust and owners of DECS agree to treat a portion of the amount invested by you as a cash deposit that will be used to satisfy your obligation to make payment under the prepaid forward contract for the purchase of o common stock on the exchange date. Under this treatment, if you are a U.S. individual or taxable entity, you generally will be required to pay taxes on only a relatively small portion of each quarterly cash distribution you receive from the trust, which will be ordinary income. If you hold the DECS until they mature, you will not be subject to tax on the receipt of o common stock. If you sell your DECS or receive cash on the exchange date, you will have a capital gain or loss equal to the difference between your tax basis in the DECS and the cash you receive. In addition, it is possible that you will have a capital gain on a deemed exchange of a portion of your DECS during the term of the DECS. You should refer to the section "Certain United States Federal Income Tax Considerations" in this prospectus for more information.

                                        [o]

         A prospectus and a prospectus supplement that describe o and the o common stock that you may receive are attached to this prospectus. o is not affiliated with the trust, will not receive any of the proceeds from the sale of the DECS by the trust and will not have any obligation under the DECS or the prepaid forward contract between the trust and the seller. The seller did not prepare, and is not responsible for, the o prospectus or prospectus supplement. The o prospectus and prospectus supplement are attached to this prospectus only for your convenience. The o prospectus and prospectus supplement are not part of this prospectus and are not incorporated by reference into this prospectus.

                    Management and Administration of the Trust

         The internal operations of the trust will be managed by three trustees; the trust will not have an investment advisor. The Bank of New York (or its successor) will act as trust administrator to carry out the day-to-day administration of the trust, and will also be the custodian for the trust assets, its paying agent, registrar and transfer agent for the DECS and the collateral agent for the seller's pledge of o common stock or U.S. treasury securities to the trust. The Bank of New York will not have any other affiliation with the trust.

                                Term of the Trust

         The trust will terminate automatically on or shortly after the date on which the trust distributes to you the o common stock or cash that the trust receives on the exchange date under its prepaid forward contract with the seller. Under most circumstances, this will be on or shortly after the o, o or o, o if the seller has elected to extend the exchange date under its contract.

                                  Risk Factors

         o The trust will not dispose of its prepaid forward contract for o common stock during the term of the trust even if the value of o common stock declines or o's financial condition changes for the worse.

         o During the term of the trust, o could start paying dividends that would provide investors in its stock with a higher yield than you will receive on the DECS.

         o You will bear the entire risk of declines in the value of the o common stock between the pricing date for the DECS and the exchange date. The amount of o common stock or cash that you will receive on or shortly after the exchange date is not fixed, but is based on the market price of o common stock shortly before the exchange date. If the market price of o common stock declines, the stock or cash that you receive will be less than what you paid for your DECS and you will lose money. If o becomes bankrupt or insolvent, you could lose everything you paid for your DECS.

         o You will have less opportunity for gains if the value of o common stock increases than you would have if you purchased o common stock directly. You will realize a gain only if the value of o Common Stock increases by approximately o% between the closing date and the exchange date, and then you will only receive o% of the increase in the o common stock price above that level.

         o Because the trust will determine the value of the o common stock based on its average price for 20 trading days before the exchange date, the actual value of the stock or cash that you receive on or shortly after the exchange date may be less than the price of the stock on the exchange date.

         o Because the trust will own only U.S. treasury securities and the prepaid forward contract, an investment in the DECS may be riskier than an investment in an investment company with more diversified assets.

         o The trading price of o common stock will directly affect the trading price of the DECS in the secondary market. The trading price of o common stock will be influenced by o's operating results and prospects, by economic, financial and other factors and by general market conditions.

         o You will not have any right to vote the o common stock underlying the DECS, to receive dividends on that stock (if any are declared) or to act as an owner of the stock in any other way unless and until the seller delivers the stock to the trust under its prepaid forward contract and the trust distributes the stock to you.

         o A bankruptcy of the seller could interfere with the timing of the delivery of shares or cash under the DECS and therefore could affect the amount you receive.

Listing

         The trust has applied to have the DECS approved for listing on o under the symbol "o." o common stock is quoted on o under the symbol "o." The last reported sale price of o common stock on o, o was $o per share.

                                FEES AND EXPENSES

         Because the trust will use proceeds from the sale of the DECS to purchase the forward contract from the seller, the seller has agreed in the underwriting agreement to pay to the underwriters as compensation $o per DECS. See "Underwriting." Salomon Smith Barney Inc. ("Salomon Smith Barney") will pay estimated organization costs of the trust in the aggregate amount of $o and estimated costs of the trust in connection with the initial registration and public offering of the DECS in the aggregate amount of approximately $o at the closing of this offering. In addition, Salomon Smith Barney will pay the Administrator, the Custodian, the Paying Agent and each Trustee at the closing of this offering a one-time, up-front amount in respect of it ongoing fees and, in the case of the Administrator, anticipated expenses of the trust (estimated to be $o in the aggregate) over the term of the trust. Salomon Smith Barney has agreed to pay on-going expenses of the trust in excess of these estimated amounts and to reimburse the trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent. The seller will reimburse Salomon Smith Barney for all expenses of the trust and reimbursements of indemnifications paid by it. See "Management and Administration of the Trust-Estimated Expenses."

         Regulations of the Securities and Exchange Commission require the presentation of trust expenses in the following format in order to assist investors in understanding the costs and expenses that an investor will bear directly or indirectly. Because the trust will not bear any ongoing fees or expenses, investors will not bear any direct expenses. The only expenses that an investor might be considered to bear indirectly are (a) the underwriters' compensation payable by the seller with respect to such investor's DECS and (b) the ongoing expenses of the trust (including fees of the Administrator, Custodian, Paying Agent and Trustees), estimated at $o per year in the aggregate, which Salomon Smith Barney will pay at the closing of the offering.

Investor transaction expenses
     Sales Load (as a percentage of offering price)............... %
                                                                  ===

Annual Expenses
     Management
     Fees......................................................... 0%
     Other Expenses (after reimbursement by the seller)*.......... 0%
         Total Annual Expenses*................................... 0%
                                                                  ===

----------------
* Without this reimbursement, the trust's "total annual expenses" would be equal to approximately o% of the trust's average net assets.

         SEC regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The regulations require the illustration to factor in the applicable sales load and to assume, in addition to a 5% annual return, the reinvestment of all distributions at net asset value. Investors should note that the assumption of a 5% annual return does not accurately reflect the financial terms of the trust. See "Investment Objectives and Policies--Trust Assets." Additionally, the trust does not permit the reinvestment of distributions.

                                                                 1 Year  3 Years
                                                                 ------  -------

You would pay the following expenses (i.e., the applicable
sales load and allocable portion of ongoing expenses paid by
Salomon Smith Barney and the seller) on a $1,000 investment,
assuming a 5% annual return.................................       $       $


                                    THE TRUST

         DECS Trust IX is a newly organized Delaware business trust that is registered as a closed-end management investment company under the Investment Company Act. The trust was formed on January 7, 2002, pursuant to a Declaration of Trust, dated as of January 7, 2002. The term of the trust will expire on or shortly after o, o except that the trust may be dissolved prior to such date under certain limited circumstances or extended under other circumstances. The address of the trust is c/o Salomon Smith Barney, Inc., 388 Greenwich Street, New York, New York 10013 (telephone number: (212) 816-6000).

                                 USE OF PROCEEDS

         On or shortly after the date on which it sells the DECS, the trust will use the proceeds of this offering to purchase a fixed portfolio comprised of a series of zero-coupon U.S. treasury securities maturing quarterly during the term of the trust and to pay the purchase price under the prepaid forward contract to the seller.

                       INVESTMENT OBJECTIVES AND POLICIES

Trust Assets

         The trust's investment objectives are to provide investors with a quarterly distribution of $0.o per DECS on each distribution date during the term of the trust (representing the pro rata portion of the quarterly distributions in respect of the maturing U.S. treasury securities held by the trust) and to provide investors, on o, o or such later date not later than o, o as may be elected by the seller making a Rollover Offering as described below (in each case, the "Exchange Date" under the prepaid forward contract), a number of shares of o common stock (the "Common Stock") at the Exchange Rate (as defined below) or, if the seller elects the Cash Delivery Option (as defined below), an amount in cash equal to the Exchange Price (as defined below) thereof. On or prior to the 30th Business Day prior to the Exchange Date, the seller will notify the trust if they intend to exercise the Cash Delivery Option, and the trust in turn will notify The Depository Trust Company and publish a notice in a daily newspaper of national circulation stating whether investors will receive shares of Common Stock or cash. See "--The Forward Contract--General" below. "Business Day" means any day that is not a Saturday, a Sunday or a day on which the New York Stock Exchange ("NYSE") or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

         The "Exchange Rate" is equal to, subject to certain adjustments,

         (a) if the Exchange Price (as defined below) is greater than $o (the "Threshold Appreciation Price"), 0.o shares of Common Stock per DECS;

         (b) if the Exchange Price is less than or equal to the Threshold Appreciation Price but is greater than $o (the "Initial Price"), a fraction, equal to the Initial Price divided by the Exchange Price, of one share of Common Stock per DECS; and

         (c) if the Exchange Price is less than or equal to the Initial Price, one share of Common Stock per DECS.

         Accordingly, the value of the Common Stock to be received by investors (or, as discussed below, the cash equivalent to be received in lieu of such Common Stock) at the Exchange Date will not necessarily equal the Initial Price. The numbers of shares of Common Stock per DECS specified in clauses (a), (b) and
(c) of the definition of Exchange Rate are hereinafter referred to as the "Share Components." Any shares of Common Stock delivered by the trust to investors that are not affiliated with o will be free of any transfer restrictions and the investors will be responsible for the payment of all brokerage costs upon the subsequent sale of such shares. Investors otherwise entitled to receive fractional shares in respect of their aggregate holdings of DECS will receive cash in lieu thereof. See "--Delivery of Common Stock and Reported Securities; No Fractional Shares of Common Stock or Reported Securities" below. Notwithstanding the foregoing, (1) in the case of certain dilution events, the Exchange Rate will be subject to adjustment and (2) in the case of certain adjustment events, the consideration received by investors at the Exchange Date will be cash or Reported Securities (as defined below) or a combination thereof, rather than (or in addition to) shares of Common Stock. See "--The Forward Contract--Dilution Adjustments" and "--The Forward Contract--Adjustment Events" below.

         The trust has adopted a fundamental policy to invest at least 65% of its portfolio in the prepaid forward contract. The prepaid forward contract will comprise approximately o% of the trust's initial assets. The trust has also adopted a fundamental policy that the trust may not dispose of the prepaid forward contract during the term of the trust and that the trust may not dispose of the U.S. treasury securities held by the trust prior to the earlier of their respective maturities and the termination of the trust except for the partial liquidation of such treasury securities following partial acceleration of the prepaid forward contract as described below under "--The Treasury Securities." These fundamental policies of the trust may not be changed without the vote of a "majority in interest" of the owners of the DECS. A "majority in interest" means the lesser of (a) 67% of the DECS represented at a meeting at which more than 50% of the outstanding DECS are represented and (B) more than 50% of the outstanding DECS.

         The "Exchange Price" under the prepaid forward contract means the average Closing Price (as defined below) per share of Common Stock on the 20 Trading Days (as defined below) immediately prior to, but not including, the Exchange Date thereunder; provided, however, that if there are not 20 Trading Days for the Common Stock occurring later than the 60th calendar day immediately prior to, but not including, the Exchange Date, the Exchange Price will be the market value per share of the Common Stock as of the Exchange Date as determined by a nationally recognized independent investment banking firm that the Administrator retains for this purpose. The Exchange Price will be calculated in a different manner only if the seller carries out a Rollover Offering (as defined below), as described under "--Rollover Offerings." The "Closing Price" of any security on any date of determination means:

         (1) the closing sale price (or, if no closing price is reported, the last reported sale price) of such security (regular way) on the NYSE on such date,

         (2) if such security is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which such security is so listed,

         (3) if such security is not so listed on a United States national or regional securities exchange, as reported by The Nasdaq Stock Market,

         (4) if such security is not so reported, the last quoted bid price for such security in the over-the-counter market as reported by the National Quotation Bureau or similar organization, or

         (5) if such security is not so quoted, the average of the mid-point of the last bid and ask prices for such security from at least three nationally recognized investment banking firms that the Administrator selects for such purpose.

         A "Trading Day" is defined as a day on which the security the Closing Price of which is being determined (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security. For illustrative purposes only, the following chart shows the number of shares of Common Stock or the amount of cash that an investor would receive for each DECS at various Exchange Prices. The chart assumes that there will be no adjustments to the Exchange Rate due to any of the events described under "--The Forward Contract--Dilution Adjustments" and "--The Forward Contract--Adjustment Events" below and that the prepaid forward contract will not be accelerated. There can be no assurance that the Exchange Price will be within the range set forth below. Given the Initial Price of $o per DECS and the Threshold Appreciation Price of $o, an investor would receive at the Exchange Date the following number of shares of Common Stock or amount of cash (if the seller exercises the Cash Delivery Option) per DECS:

   Exchange Price of          Number of Shares of
      Common Stock               Common Stock               Amount of Cash
      ------------               ------------               --------------



         As the foregoing chart illustrates, if at the Exchange Date, the Exchange Price is greater than $o, the trust will be obligated to deliver 0.o shares of Common Stock per DECS, resulting in an investor receiving only o% of the appreciation in market value above $o. If at the Exchange Date, the Exchange Price is greater than $o and less than or equal to $o, the trust will be obligated to deliver only a fraction of a share of Common Stock having a value at the Exchange Price equal to $o, resulting in an investor receiving none of the appreciation in market value. If at the Exchange Date, the Exchange Price is less than or equal to $o, the trust will be obligated to deliver one share of Common Stock per DECS, regardless of the market price of such share, resulting in an investor realizing the entire loss on the decline in market value of the Common Stock.

         The following table sets forth information regarding the distributions to be received on the U.S. treasury securities held by the trust, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing on such treasury securities with respect to an investor who acquires its DECS at the initial public offering price from the underwriters in the original offering. See "Certain United States Federal Income Tax Considerations."

                                                      Annual Gross                           Annual Inclusion of
                                 Annual Gross      Distributions from                          Original Issue
                              Distributions from   Treasury Securities   Annual Return per   Discount in Income
                             Treasury Securities        per DECS               DECS               per DECS
                             -------------------   -------------------   ----------------    -------------------
o........................    $                     $                    $                    $
o........................
o........................
o........................


         The trust will pay the annual distribution of $o per DECS quarterly on each o, o, o and o (or, if any such date is not a Business Day, on the next succeeding Business Day), commencing o, o. Quarterly distributions on the DECS will consist solely of the cash received from the U.S. treasury securities held by the trust. The trust will not be entitled to any dividends that may be declared on the Common Stock.

Enhanced Yield; Less Potential for Equity Appreciation than Common Stock; No Depreciation Protection

         The yield on the DECS is higher than the current dividend yield on the Common Stock, [which currently does not pay dividends.] However, there is no assurance that the yield on the DECS will be higher than the dividend yield on the Common Stock over the term of the trust. In addition, the opportunity for equity appreciation afforded by an investment in the DECS is less than the opportunity for equity appreciation afforded by a direct investment in the Common Stock because the value of the Common Stock to be received by owners of the DECS at the Exchange Date (the "Amount Receivable at the Exchange Date") will generally exceed the Initial Price only if the Exchange Price exceeds the Threshold Appreciation Price (which represents an appreciation of approximately o% over the Initial Price) and because investors will be entitled to receive at the Exchange Date only o% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. Moreover, DECS investors will bear the entire decline in value if the Exchange Price on the Exchange Date is less than the Initial Price. Additionally, because the Exchange Price is generally determined based on a 20 Trading Day average, the value of a share of Common Stock distributed on the Exchange Date may be more or less than the Exchange Price used to determine the Amount Receivable at the Exchange Date.

         A prospectus and prospectus supplement that describe o and the Common Stock that owners of DECS may receive are attached to this prospectus.

         Owners of DECS will not be entitled to any rights with respect to the Common Stock (including, without limitation, voting rights and rights to receive dividends or other distributions in respect thereof) unless and until such time, if any, as the seller delivers shares of Common Stock to the trust pursuant to the prepaid forward contract and the trust has distributed such shares to the owners of the DECS.

         The Common Stock has been quoted on o under the symbol o since o. The following table sets forth, for the indicated periods, the high and low sales prices of the Common Stock, as reported on o, giving effect to o's stock splits.
o has never paid cash dividends on the Common Stock and has stated that it does not anticipate paying cash dividends on the Common Stock in the foreseeable future. As of o 2000, there were o record holders of the Common Stock. o's fiscal year end is o.

                                                                High         Low
                                                                ----         ---
Fiscal [         ]...........................................
Fiscal [         ]...........................................
Fiscal [         ]...........................................
Fiscal [         ]...........................................
Fiscal [         ]...........................................
Fiscal [         ]...........................................
Fiscal [         ]...........................................
Fiscal [         ]...........................................

         o is not affiliated with the trust, will not receive any of the proceeds from the sale of the DECS by the trust and will have no obligations with respect to the DECS or the prepaid forward contract. This prospectus relates only to the DECS offered hereby and does not relate to o or the Common Stock. o has filed a registration statement with the SEC with respect to the shares of Common Stock that may be delivered to the trust by the seller, and by the trust to the owners of DECS, at the Exchange Date or upon earlier acceleration of the prepaid forward contract. The prospectus and prospectus supplement of o constituting a part of such registration statement include information relating to o and the Common Stock, including certain risk factors relevant to an investment in the Common Stock. The prospectus and prospectus supplement of o are being attached hereto and delivered to prospective purchasers of DECS together with this prospectus for convenience of reference only. The o prospectus and prospectus supplement are not part of this prospectus, and are not incorporated by reference into this prospectus. The seller did not prepare, and is not responsible for, the o prospectus or prospectus supplement.

The Forward Contract

         General. The trust will enter into the prepaid forward contract with the seller obligating the seller to deliver to the trust at the Exchange Date under its prepaid forward contract a number of shares of Common Stock equal to the initial number of shares of the Common Stock subject to the prepaid forward contract multiplied by the Exchange Rate. Subject to adjustment as described in "--Dilution Adjustments" and "--Adjustment Events" below, the Exchange Rate is equal to

         (1) if the Exchange Price is greater than the Threshold Appreciation Price, o;

         (2) if the Exchange Price is less than or equal to the Threshold Appreciation Price but greater than the Initial Price, the Initial Price divided by the Exchange Price; and

         (3) if the Exchange Price is less than or equal to the Initial Price, one.

         The purchase price under the prepaid forward contract is equal to $o per share of Common Stock and $o in total (assuming the underwriters do not exercise their over-allotment option) and is payable to the seller by the trust on the closing of this offering. The purchase price of the prepaid forward contract was arrived at by arm's length negotiations between the trust and the seller taking into consideration factors including the price, expected dividend level and volatility of the Common Stock, current interest rates, the term of the prepaid forward contract, current market volatility generally, the collateral pledged by the seller to secure its obligations under its prepaid forward contract, the value of other similar instruments and the costs and anticipated proceeds of the offering of the DECS. All matters relating to the administration of the prepaid forward contract will be the responsibility of either the trust's Administrator or its Custodian.

         Although the seller currently intends to deliver shares of Common Stock at the Exchange Date, the seller may, at its option, deliver cash in lieu of delivering all, but not less than all, of the shares of Common Stock otherwise deliverable by it on the Exchange Date (the "Cash Delivery Option"). The amount of cash deliverable by the seller upon exercise of the Cash Delivery Option will be equal to the product of the number of shares of Common Stock otherwise deliverable by the seller on the Exchange Date multiplied by the Exchange Price. On or prior to the 30th Business Day prior to the Exchange Date, the seller will notify the trust concerning its exercise of the Cash Delivery Option, and the trust in turn will notify the Depository Trust Company and publish a notice in a daily newspaper of national circulation stating whether the owners of DECS will receive shares of Common Stock or cash.

         Extension and Acceleration of the Exchange Date at the Option of Seller. If the seller elects the Cash Delivery Option and intends to make a Rollover Offering (as defined below), the seller may extend the Exchange Date under its prepaid forward contract to o, o. If the seller extends the Exchange Date, it will not be required to deliver the cash value of the Common Stock under its prepaid forward contract until o, o. However, once the seller extends the Exchange Date, the seller can then accelerate the Exchange Date under its prepaid forward contract to any date between o, o and o, o if such acceleration is to occur in connection with the consummation of a Rollover Offering.

         If the seller extends the Exchange Date under its prepaid forward contract in connection with a Rollover Offering, the seller must also deliver to the trust an additional amount of cash on the extended or accelerated Exchange Date to be distributed as an additional distribution to the holders of the DECS in respect of the period between the originally scheduled Exchange Date and the Exchange Date as so extended or accelerated. In addition, the seller will be required to pledge U.S. treasury securities to secure its obligation to deliver cash for this additional distribution. See "--Collateral Requirements of the Forward Contract; Acceleration." The amount of the additional distribution that would be paid on the DECS would be equal to a portion of the regular quarterly distribution on the DECS pro-rated to reflect the number of days by which the Exchange Date is extended or accelerated. For example, if the Exchange Date under the prepaid forward contract is extended to o, o and then accelerated to o, o (i.e., two-thirds of the time between o, o and o, o), the additional distribution would be equal to two-thirds of the regular quarterly distribution. If the seller extends or accelerates the Exchange Date under its prepaid forward contract, the trust will receive the cash payable as an additional distribution to the holders of DECS within five Business Day after the extended or accelerated Exchange Date, and the amount of cash will be calculated as of the extended or accelerated Exchange Date.

         Rollover Offerings. The seller has the option to deliver cash instead of all, but not less than all, of the Common Stock on the Exchange Date (whether or not extended) by completing a Rollover Offering to refinance the DECS.

         The term "Rollover Offering" means a reoffering or refinancing of the DECS effected by the seller not earlier than o, o by means of a completed public offering or offerings or another similar offering (which may include one or more exchange offers), by or on behalf of the seller. If the seller consummates a Rollover Offering, the "Exchange Price" will be the Closing Price per share of the Common Stock on the Trading Day immediately preceding the date that the Rollover Offering is priced (the "Pricing Date") or, if the Rollover Offering is priced after 4:00 p.m. New York City time, on the Pricing Date, the Closing Price per share on the Pricing Date.

         If the seller carries out a Rollover Offering that is consummated on or before the extended Exchange Date, the cash payable by the seller under the prepaid forward contract will be delivered to the trust within five Business Days after the Exchange Date (which may be extended and accelerated as described above) instead of on the Exchange Date itself. Accordingly, owners of the DECS may not receive the cash deliverable in exchange for the DECS until the fifth Business Day after the Exchange Date.

         If the seller extends the Exchange Date but fails to complete a Rollover Offering prior to o, the extended Exchange Date will be o and the Exchange Price will be calculated as set forth under "--Trust Assets" above using o as the Exchange Date.

         The trust will notify the owners of the DECS (1) if the seller elects to settle with cash in connection with a Rollover Offering, not less than 30 days nor more than 90 days prior to the Exchange Date, (2) if the seller elects to extend the Exchange Date in connection with a Rollover Offering, not less than 30 days or more than 90 days prior to the Exchange Date as in effect when the election is made and (3) if the seller accelerates the Exchange Date in connection with a Rollover Offering, not less than five Trading Days prior to the accelerated Exchange Date.

         Dilution Adjustments.  The Exchange Rate is subject to adjustment if o:

         (1) pays a stock dividend or makes a distribution, in either case, with respect to the Common Stock in shares of such stock,

         (2) subdivides or splits its outstanding shares of Common Stock into a greater number of shares,

         (3) combines its outstanding shares of Common Stock into a smaller number of shares,

         (4) issues by reclassification (other than a reclassification pursuant to clause (2), (3), (4) or (5) of the definition of Adjustment Event below) of its shares of Common Stock any other equity securities of o,

         (5) issues rights or warrants (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest) to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the Market Price (as defined below) of the Common Stock on the Business Day next following the record date for the determination of holders of Common Stock entitled to receive such rights or warrants.

         In the case of the events referred to in clauses (1), (2), (3) and (4) above, the Exchange Rate will be adjusted by adjusting each of the Share Components of the Exchange Rate in effect immediately prior to such event so that the trust will be entitled under the prepaid forward contract to receive at the Exchange Date the number of shares of Common Stock (or, in the case of a reclassification referred to in clause (4) above, the number of other equity securities of o issued pursuant thereto) which it would have owned or been entitled to receive immediately following such event had the Exchange Date occurred immediately prior to such event or any record date with respect thereto.

         In the case of the event referred to in clause (5) above, the Exchange Rate will be adjusted by multiplying each of the Share Components of the Exchange Rate in effect on the record date for the issuance of the rights or warrants referred to in clause (5) above, by a fraction. The numerator of this fraction is

         (A) the number of shares of Common Stock outstanding on the record date for the issuance of such rights or warrants, plus

         (B) the number of additional shares of Common Stock offered for subscription or purchase pursuant to such rights or warrants.

         The denominator of this fraction is

         (x) the number of shares of Common Stock outstanding on the record date for the issuance of such rights or warrants, plus

         (y) the number specified in clause (B) above multiplied by the quotient of

               (I)   the exercise price of such rights or warrants divided by

               (II) the Market Price of the Common Stock on the Business Day next following the record date for the determination of holders of Common Stock entitled to receive such rights or warrants.

         To the extent that such rights or warrants expire prior to the Exchange Date and shares of Common Stock are not delivered pursuant to such rights or warrants prior to such expiration, the Exchange Rate will be readjusted to the Exchange Rate which would then be in effect had such adjustments for the issuance of such rights or warrants been made upon the basis of delivery of only the number of shares of Common Stock actually delivered pursuant to such rights or warrants. For purposes of this paragraph, dividends will be deemed to be paid as of the record date for such dividend.

         "Market Price" means, as of any date of determination, the average Closing Price per share of Common Stock on the 20 Trading Days immediately prior to, but not including, the date of determination; provided, however, that if there are not 20 Trading Days for the Common Stock occurring later than the 60th calendar day immediately prior to, but not including, such date, the Market Price will be determined as the market value per share of Common Stock as of such date as determined by a nationally recognized investment banking firm that the Administrator retains for such purpose.

         All adjustments to the Exchange Rate will be calculated to the nearest 1/10,000th of a share of Common Stock (or, if there is not a nearest 1/10,000th of a share, to the next higher 1/10,000th of a share). No adjustment in the Exchange Rate will be made unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made will be carried forward and taken into account in any subsequent adjustment. If an adjustment is made to the Exchange Rate pursuant to clauses (1), (2), (3), (4), or (5) above, an adjustment will also be made to the Exchange Price as such term is used throughout the definition of Exchange Rate. The required adjustment to the Exchange Price will be made at the Exchange Date by multiplying the Exchange Price by the cumulative number or fraction determined pursuant to the Exchange Rate adjustment procedure described above. In the case of the reclassification of any shares of Common Stock into any equity securities of o other than the Common Stock, such equity securities will be deemed shares of Common Stock for all purposes. Each such adjustment to the Exchange Rate and the Exchange Price will be made successively.

         Adjustment Events. Each of the following events are called "Adjustment Events":

         (1) any dividend or distribution by o to all holders of Common Stock of evidences of its indebtedness or other assets (excluding any dividends or distributions referred to in clause (1) of the first paragraph under the caption "--Dilution Adjustments" above, any equity securities issued pursuant to a reclassification referred to in clause (4) of such paragraph and any Ordinary Cash Dividends (as defined below)) or any issuance by o to all holders of Common Stock of rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in clause (5) of the first paragraph under the caption "--Dilution Adjustments" above),

         (2) any consolidation or merger of o with or into another entity (other than a merger or consolidation in which o is the continuing corporation and in which the Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of o or another corporation),

         (3) any sale, transfer, lease or conveyance to another corporation of the property of o as an entirety or substantially as an entirety,

         (4) any statutory exchange of securities of o with another corporation (other than in connection with a merger or acquisition), and

         (5)   any liquidation, dissolution or winding up of o.

         After the occurrence of any Adjustment Event, the seller will deliver at the Exchange Date, in lieu of or (in the case of an Adjustment Event described in clause (1) above) in addition to, shares of Common Stock as described above, cash in an amount equal to:

         (A) if the Exchange Price is greater than the Threshold Appreciation Price, 0.o multiplied by the Transaction Value (as defined below);

         (B) if the Exchange Price is less than or equal to the Threshold Appreciation Price but greater than the Initial Price, the product of (x) the Initial Price divided by the Exchange Price multiplied by (y) the Transaction Value; and

         (C) if the Exchange Price is less than or equal to the Initial Price, the Transaction Value;

provided, however, that if the consideration received by holders of Common Stock in such Adjustment Event does not and may not at the option of such holders include Reported Securities (as defined below), then (except in the case of an Adjustment Event solely of the type described in (1) above) (a) the seller's delivery obligations under its prepaid forward contract will be accelerated and promptly upon consummation of the Adjustment Event the seller will be required to deliver cash in an amount equal to (x) if the Transaction Value is greater than the Threshold Appreciation Price, 0.o multiplied by the Transaction Value,
(y) if the Transaction Value is less than or equal to the Threshold Appreciation Price but greater than Initial Price, the Initial Price, and (z) if the Transaction Value is less than or equal to the Initial Price, the Transaction Value; (b) the Custodian will liquidate the U.S. treasury securities acquired by the trust at closing and then held by the trust; and (c) the amount delivered by the seller as described in (a) above and the proceeds of such liquidation will be distributed to the owners of the DECS.

         If the consideration received by holders of Common Stock in an Adjustment Event includes Reported Securities and, to any extent, consideration other than Reported Securities, then (a) the seller's delivery obligations under its prepaid forward contract will be accelerated to the extent that the value of the consideration received in such Adjustment Event does not derive from Reported Securities and promptly upon consummation of the Adjustment Event the seller will be required to deliver cash in an amount equal to (x) if the Transaction Value is greater than the Threshold Appreciation Price, 0.o multiplied by (i) the Transaction Value and (ii) the percentage of the value of the consideration received in connection with the Adjustment Event that does not derive from Reported Securities, (y) if the Transaction Value is less than or equal to the Threshold Appreciation Price but greater than the Initial Price, the Initial Price multiplied by the percentage of the value of the consideration received in connection with the Adjustment Event that does not derive from Reported Securities, and (z) if the Transaction Value is less than or equal to the Initial Price, the Transaction Value multiplied by the percentage of the value of the consideration received in connection with the Adjustment Event that does not derive from Reported Securities; (b) the Custodian will liquidate an amount of the U.S. treasury securities then held by the trust, based on the face value of such U.S. treasury securities, equal to the percentage of the value of the consideration received in connection with the Adjustment Event that does not derive from Reported Securities; and (c) the amount delivered by the seller as described in (a) above and the proceeds of the liquidation of the U.S. treasury securities described in (b) above will be distributed to the owners of the DECS. Any liquidation of U.S. treasury securities in connection with a partial acceleration will reduce the amount of each quarterly distribution to DECS holders for the remaining term of the trust.

         Following an Adjustment Event, the Exchange Price, as such term is used in the formula in the preceding paragraphs and throughout the definition of Exchange Rate, will be deemed to equal (A) if shares of Common Stock are outstanding at the Exchange Date, the Exchange Price of the Common Stock, as adjusted pursuant to the method described above under "--Dilution Adjustments," otherwise zero, plus (B) the Transaction Value.

         Notwithstanding the foregoing, with respect to any securities received by holders of Common Stock in an Adjustment Event that

         (1)   are

               (a)   listed on a United States national securities exchange,

               (b) reported on a United States national securities system subject to last sale reporting,

               (c) traded in the over-the-counter market and reported on the National Quotation Bureau or similar organization, or

               (d) for which bid and ask prices are available from at least three nationally recognized investment banking firms, and

         (2) are either (x) perpetual equity securities or (y) non-perpetual equity or debt securities with a stated maturity after the Exchange Date of the DECS;

("Reported Securities"), the seller will, in lieu of delivering cash in respect of such Reported Securities received in an Adjustment Event, deliver a number of such Reported Securities with a value equal to all cash amounts that would otherwise be deliverable in respect of Reported Securities received in such Adjustment Event, as determined in accordance with clause (2) of the definition of Transaction Value, unless the seller has made an election to exercise the Cash Delivery Option or such Reported Securities have not yet been delivered to the holders entitled thereto following such Adjustment Event or any record date with respect thereto. If the seller delivers any Reported Securities, upon distribution thereof by the trust to owners of DECS, each owner of a DECS will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such Reported Securities. If, following any Adjustment Event, any Reported Security ceases to qualify as a Reported Security, then (x) the seller will not deliver such Reported Security but instead will deliver an equivalent amount of cash and (y) notwithstanding clause (2) of the definition of Transaction Value, the Transaction Value of such Reported Security will mean the fair market value of such Reported Security on the date such security ceases to qualify as a Reported Security, as determined by a nationally recognized investment banking firm that the Administrator retains for this purpose.

         Because each DECS represents the right of the owner of the DECS to receive a pro rata portion of the Common Stock or other assets delivered by the seller pursuant to the prepaid forward contract, the amount of cash and/or the kind and number of securities which the owners of DECS are entitled to receive after an Adjustment Event will be adjusted following the date of such Adjustment Event in the same manner and upon the occurrence of the same type of events as described under the captions "--Dilution Adjustments" and "--Adjustment Events" with respect to Common Stock and o.

         For purposes of the foregoing, the term "Ordinary Cash Dividend" means, with respect to any consecutive 365-day period, any dividend with respect to the Common Stock paid in cash to the extent that the amount of such dividend, together with the total amount of all other dividends on the Common Stock paid in cash during such 365-day period, does not exceed on a per share basis 10% of the average of the Closing Prices of the Common Stock over such 365-day period.

         The term "Transaction Value" means

         (1) for any cash received in any Adjustment Event, the amount of cash received per share of Common Stock,

         (2) for any Reported Securities received in any Adjustment Event, an amount equal to (x) the average Closing Price per unit of such Reported Securities on the 20 Trading Days immediately prior to, but not including, the Exchange Date (except in the case of a Rollover Offering, in which case the Closing Price on the Trading Day immediately preceding the Pricing Date or, if the Rollover Offering is priced after 4:00 p.m. New York City time on the Pricing Date, the Closing Price on the Pricing Date shall be used for purposes of this clause (2)(x)) multiplied by (y) the number of such Reported Securities (as adjusted pursuant to the methods described above under "--Dilution Adjustments" and "--Adjustment Events") received per share of Common Stock, and

         (3) for any property received in any Adjustment Event other than cash or such Reported Securities, an amount equal to the fair market value of the property received per share of Common Stock on the date such property is received, as determined by a nationally recognized investment banking firm that the Administrator retains for this purpose;

         provided, however, that in the case of clause (2),

         (x) with respect to securities that are Reported Securities by virtue of only clause (1)(d) of the definition of Reported Securities above, Transaction Value with respect to any such Reported Security means the average of the mid-point of the last bid and ask prices for such Reported Security as of the Exchange Date from each of at least three nationally recognized investment banking firms that the Administrator retains for such purpose multiplied by the number of such Reported Securities (as adjusted pursuant to the methods described above under "--Dilution Adjustments" and "--Adjustment Events") received per share of Common Stock, and

         (y) with respect to all other Reported Securities, if there are not 20 Trading Days for any particular Reported Security occurring after the 60th calendar day immediately prior to, but not including, the Exchange Date, Transaction Value with respect to such Reported Security means the market value per security of such Reported Security as of the Exchange Date as determined by a nationally recognized investment banking firm that the Administrator retains for such purpose multiplied by the number of such Reported Securities (as adjusted pursuant to the methods described above under "--Dilution Adjustments" and "--Adjustment Events") received per share of Common Stock.

         For purposes of calculating the Transaction Value, any cash, Reported Securities or other property receivable in an Adjustment Event will be deemed to have been received immediately prior to the close of business on the record date for such Adjustment Event or, if there is no record date for such Adjustment Event, immediately prior to the close of business on the effective date of such Adjustment Event.

         No adjustments will be made for certain other events, such as offerings of Common Stock by o for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of Common Stock by the seller.

         The seller is required under its prepaid forward contract to notify the trust promptly upon o becoming aware that an event requiring an adjustment to the Exchange Rate or which is an Adjustment Event is pending or has occurred. The trust will, within ten Business Days following the occurrence of an event that requires an adjustment to the Exchange Rate or the occurrence of an Adjustment Event (or, in either case, if the trust is not aware of such occurrence, as soon as practicable after becoming so aware), notify each owner of DECS in writing of the occurrence of such event including a statement in reasonable detail setting forth the method by which the adjustment to the Exchange Rate or change in the consideration to be received by owners of DECS following the Adjustment Event was determined and setting forth the revised Exchange Rate or consideration, as the case may be. However, for any adjustment to the Exchange Price, this notice will only disclose the factor by which the Exchange Price is to be multiplied in order to determine which clause of the Exchange Rate definition will apply at the Exchange Date.

         Collateral Requirements of the Forward Contract; Acceleration. The seller's obligations under its prepaid forward contract will be secured by a pledge of one share of Common Stock for each share of Common Stock subject to the prepaid forward contract (subject to adjustment in accordance with the dilution provisions of the prepaid forward contract), pursuant to a Collateral Agreement among the seller, the trust and The Bank of New York, as collateral agent (the "Collateral Agent"). In addition, the obligation of the seller to pay an additional amount in connection with the extension or acceleration of the Exchange Date will be secured by a pledge of U.S. treasury securities.

         Unless it is in default of its obligations under its respective Collateral Agreement, the seller under the prepaid forward contract will be permitted to substitute for the pledged shares of Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral for shares of Common Stock must have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% (or, from and after any Insufficiency Determination (as defined below) that is not cured by the close of business on the next Business Day thereafter, as described below, 200%) of the product of the market price of the Common Stock at the time of each valuation times the number of shares of Common Stock for which such obligations are being substituted. The Collateral Agreement provides that, after an Adjustment Event, the seller will pledge as alternative collateral any Reported Securities, and cash in an amount at least equal to the Transaction Value of any consideration other than Reported Securities (less the amount of any cash paid to the trust in connection with a partial acceleration of the relevant forward contract), received by it in respect of the maximum number of shares of Common Stock subject to its prepaid forward contract at the time of the Adjustment Event. The number of Reported Securities required to be pledged will be adjusted if any event requiring a dilution adjustment under the prepaid forward contract occurs. The seller will be permitted to substitute U.S. Government obligations for Reported Securities. Any U.S. Government obligations so substituted must have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of, in the case of obligations substituted for pledged Reported Securities, not less than 150% (or, from and after any Insufficiency Determination that is not cured by the close of business on the next Business Day thereafter, as described below, 200%) of the product of the market price per security of Reported Securities at the time of each valuation times the number of Reported Securities for which such obligations are being substituted.

         The Collateral Agent will promptly pay over to the seller any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral, including any substitute collateral, unless the seller is in default of its obligations under its Collateral Agreement, or unless the payment of such amount to the seller would cause the seller's collateral to become insufficient under its Collateral Agreement.

         If the Collateral Agent determines (an "Insufficiency Determination") that U.S. Government obligations pledged by the seller as substitute collateral fail to meet the foregoing requirements at any valuation, or that the seller has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or Reported Securities subject to its prepaid forward contract, and such failure is not cured by the close of business on the next Business Day after such determination, then, unless a Collateral Event of Default (as defined below) under the Collateral Agreement has occurred and is continuing, the Collateral Agent will commence (1) sales of the collateral pledged under the Collateral Agreement consisting of U.S. Government obligations and (2) purchases, using the proceeds of such sales, of shares of Common Stock or Reported Securities in an amount sufficient to cause the collateral to meet the requirements under the Collateral Agreement. The Collateral Agent will discontinue such sales and purchases if at any time a Collateral Event of Default under the Collateral Agreement has occurred and is continuing.

         The occurrence of a Collateral Event of Default under the seller's Collateral Agreement, or the bankruptcy or insolvency of the seller, will cause an automatic acceleration of the seller's obligations under its prepaid forward contract. A "Collateral Event of Default" under the Collateral Agreement means, at any time,

         (A) if no U.S. Government obligations are pledged as substitute collateral at such time, failure of the collateral to consist of at least the maximum number of shares of Common Stock subject to the seller's prepaid forward contract at such time (or, if an Adjustment Event has occurred at or prior to such time, failure of the collateral to include and the maximum number of any Reported Securities required to be pledged by the seller as described above);

         (B) if any U.S. Government obligations are pledged as substitute collateral for shares of Common Stock (or Reported Securities) under the Collateral Agreement at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of the market price of the Common Stock (or the then-current market price per unit of Reported Securities, as the case may be) times the difference between

               (x) the maximum number of shares of Common Stock (or Reported Securities) subject to the seller's prepaid forward contract at such time, and

               (y) the number of shares of Common Stock (or Reported Securities) pledged as collateral by the seller at such time; and

         (C) if any U.S. Government obligations are pledged as substitute collateral for any cash under the Collateral Agreement at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of such cash, if such failure is not cured within one Business Day after notice thereof is delivered to the seller.

         Except as described below, upon acceleration of the seller's prepaid forward contract, the Collateral Agent will to the extent permitted by law distribute to the trust for distribution pro rata to the investors the maximum number of shares of Common Stock subject to the prepaid forward contract, in the form of the shares of Common Stock then pledged by the seller, or cash generated from the liquidation of U.S. Government obligations then pledged by the seller, or a combination thereof (or, after an Adjustment Event, in the form of Reported Securities then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof). In addition, if by the Exchange Date any substitute collateral has not been replaced by shares of Common Stock (or, after an Adjustment Event, Reported Securities) sufficient to meet the obligations under the seller's prepaid forward contract, the Collateral Agent will distribute to the trust for distribution pro rata to the investors the market value of the shares of Common Stock required to be delivered thereunder, in the form of any shares of Common Stock then pledged by the seller plus cash generated from the liquidation of U.S. Government obligations then pledged by the seller (or, after an Adjustment Event, the market value of the alternative consideration required to be delivered thereunder, in the form of any Reported Securities then pledged, plus cash generated from the liquidation of U.S. Government obligations then pledged).

         If upon acceleration of the seller's prepaid forward contract, the seller is subject to a bankruptcy or similar proceeding, the Collateral Agent will to the extent permitted by law distribute to the trust for distribution pro rata to the investors a number of shares of Common Stock, in the form of the shares of Common Stock then pledged by the seller, or cash generated from the liquidation of U.S. Government obligations then pledged by the seller, or a combination thereof (or, after an Adjustment Event, in the form of Reported Securities then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof), with an aggregate value equal to the "Acceleration Value." The Administrator will determine the Acceleration Value on the basis of quotations from independent dealers. Each quotation will be for an amount that would be paid to the relevant dealer in consideration of an agreement that would have the effect of preserving the trust's rights to receive the number of shares of Common Stock (or, after an Adjustment Event, Reported Securities) subject to the seller's prepaid forward contract on the Exchange Date. The Administrator will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be such quotation. If no quotations are provided, the Acceleration Value will be the aggregate value of the number of shares of Common Stock (or, after an Adjustment Event, Reported Securities) that would be required to be delivered under the seller's prepaid forward contract on the date of acceleration if the Exchange Date were redefined to be the date of acceleration.

         Description of the Seller. Specific information on the holdings of the seller, as required by the Securities Act of 1933, as amended (the "Securities Act"), is included in the prospectus and prospectus supplement of o attached hereto.

The U.S. Treasury Securities

         The trust will purchase and hold a series of zero-coupon ("stripped") U.S. treasury securities with such face amounts and maturities as will provide investors with a quarterly distribution of $0.o per DECS on each Distribution Date during the term of the trust. The trust may invest up to 35% of its total assets in these treasury securities. If the prepaid forward contract is partially accelerated pursuant to an Adjustment Event in connection with which holders of Common Stock receive, both Reported Securities and (subject to the limitation described above) consideration other than Reported Securities, the Administrator will liquidate an amount of the U.S. treasury securities then held in the trust proportionate to the percentage of consideration received in such Adjustment event that does not consist of Reported Securities and will distribute the proceeds thereof pro rata to investors, together with proceeds from the partial acceleration of the prepaid forward contract. See "--The Forward Contract--Collateral Requirements of the Forward Contract; Acceleration" above and "--Trust Termination" below.

         If the seller extends the Exchange Date under its prepaid forward contract, it will be required to pledge U.S. treasury securities to the trust as collateral securing its obligation to pay the additional amount described above under "--The Forward Contract--Extension and Acceleration of the Exchange Date at the Option of the Seller."

Temporary Investments

         For cash management purposes, the trust may invest the proceeds of the U.S. treasury securities held by the trust and any other cash held by the trust in short-term obligations of the U.S. Government maturing no later than the Business Day preceding the next distribution date.

Trust Termination

         The trust will terminate automatically on or shortly after the Exchange Date or following the distribution of all trust assets to investors, if earlier.

         If the prepaid forward contract is accelerated, the Administrator will liquidate any U.S. treasury securities then held by the trust and will distribute the proceeds thereof pro rata to the investors, together with all shares of Common Stock subject to the prepaid forward contract that is pledged by the seller, or cash generated from the liquidation of U.S. Government obligations then pledged by the seller, or a combination thereof (or, after an Adjustment Event, in the form of Reported Securities then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof) or in certain cases, the Acceleration Value of the prepaid forward contract. After this distribution, the term of the trust will expire. See "--The Forward Contract--Collateral Requirements of the Forward Contract; Acceleration."

Delivery of Common Stock and Reported Securities; No Fractional Shares of Common Stock or Reported Securities

         The Common Stock and Reported Securities delivered under the prepaid forward contract at the Exchange Date are expected to be distributed by the trust to the investors pro rata shortly after the Exchange Date, except that no fractional shares of Common Stock or Reported Securities will be distributed. If more than one DECS is surrendered at one time by the same investor, the number of full shares of Common Stock or Reported Securities to be delivered upon termination of the trust will be computed on the basis of the total number of DECS so surrendered at the Exchange Date. Instead of delivering any fractional share or security, the trust will sell a number of shares or securities equal to the total of all fractional shares or securities that would otherwise be delivered to investors of all DECS, and each such investor will be entitled to receive an amount in cash equal to the pro rata portion of the proceeds of such sale (which may be at a price lower than the Exchange Price).

                             INVESTMENT RESTRICTIONS

         The trust has adopted a fundamental policy that the trust may not purchase any securities or instruments other than the U.S. treasury securities, the prepaid forward contract and the Common Stock or other assets received pursuant to the prepaid forward contract and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the DECS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The trust has also adopted a fundamental policy that the trust may not dispose of the prepaid forward contract during the term of the trust and, except for a partial liquidation of U.S. treasury securities following partial acceleration of the prepaid forward contract as described above under "Investment Objectives and Policies--The U.S. Treasury Securities", the trust may not dispose of the U.S. treasury securities prior to the earlier of their respective maturities and the termination of the trust.

                              RISK FACTORS FOR DECS

         The DECS may trade at widely different prices before maturity depending upon factors such as changes in the market price of the Common Stock and other events that the trust cannot predict and are beyond the trust's control. The text describes this in more detail below.

Internal Management; No Portfolio Management

         The internal operations of the trust will be managed by its trustees; the trust will not have any separate investment advisor. The trust has adopted a fundamental policy that the trust may not dispose of the prepaid forward contract during the term of the trust and the trust may not dispose of the U.S. treasury securities held by the trust prior to the earlier of their maturities and the termination of the trust except for a partial liquidation of U.S. treasury securities following partial acceleration of a prepaid forward contract. As a result, the trust will continue to hold the prepaid forward contract even if there is a significant decline in the market price of the Common Stock or adverse changes in the financial condition of o (or, after an Adjustment Event, comparable developments affecting any Reported Securities or the issuer of such securities). The trust will not be managed like a typical closed-end investment company.

Comparison to Other Securities; Relationship to o Shares

         The DECS are different from ordinary securities because the value of the Common Stock, cash or other securities you will receive on termination of the trust may be more or less than the initial price of the DECS. If the value of a share of Common Stock shortly before the exchange date is less than the price you paid for each of your DECS, you will suffer a loss on your investment in the DECS. If o is insolvent or bankrupt when the DECS mature, you might lose your entire investment. You take all the risk of a fall in the value of the Common Stock before the Exchange Date.

         In addition, you have less opportunity to make money from an increase in the price of the Common Stock by investing in the DECS than by investing directly in the Common Stock. The value of what you receive when the trust is terminated will be greater than the initial price of the DECS only if the value of the Common Stock exceeds $o per share. This is an increase of about o% over the price of the Common Stock when the DECS were first offered for sale. In addition, you will receive only about o% of any increase in the value of the Common Stock above $o per share.

         In return, you will receive annual distributions on the DECS at a rate of o%, which is more than the historical annual dividend on the Common Stock, which currently pay no dividends. However, o could pay dividends in the future that are higher than the distributions that you receive from the trust.

         The trust cannot predict whether the price of a share of Common Stock will rise or fall. However, the following factors may affect the trading price of Common Stock:

         o   whether o makes a profit and what its future prospects are;

         o   trading in the capital markets generally;

         o   trading on o, where the Common Stock is traded;

         o   the health of the o industry; and

         o whether o issues securities like the DECS, or o or another person in the market transfers a large amount of Common Stock.

         As of the date of this prospectus, the seller beneficially owned a total of o shares of Common Stock, of which the seller may deliver up to o shares of Common Stock (or o shares if the underwriters' over-allotment option is exercised in full) to the trust at the Exchange Date.

         Please refer to the attached prospectus and prospectus supplement for information about o and the Common Stock.

Impact of the DECS on the Market for the o Shares

         The trust cannot predict accurately how or whether investors will resell the DECS and how easy it will be to resell them. Any market that develops for the DECS is likely to influence and be influenced by the market for the Common Stock. For example, investors' anticipation that the seller may deliver Common Stock that represents approximately o% of the currently outstanding Common Stock when the DECS mature could cause the price of the Common Stock to be unstable or fall. The following factors could also affect the price of Common
Stock:

         o sales of Common Stock by investors who prefer to invest in o by investing in the DECS;

         o hedging of investments in the DECS by selling Common Stock (called "selling short"); and

         o   arbitrage trading activity between the DECS and Common Stock.

Dilution of o Shares; Lack of Stockholder Rights

         The terms of the DECS include some protections so you will receive equivalent value when the DECS mature even if o splits or combines its shares, pays stock dividends or does other similar things that change the amount of Common Stock currently outstanding. However, these terms will not protect you against all events. For example, the amount you receive when the DECS mature may not change if o offers shares for cash or in an acquisition, even if the price of Common Stock falls and this causes the price of the DECS to fall. The trust has no control over whether o will offer shares or do something similar in the future or the amount of any offering.

         In addition, unless and until a seller decides to deliver Common Stock to the trust when the DECS mature and until the trust distributes the Common Stock to you, you will have no voting, dividend or other similar rights associated with the Common Stock.

o not Responsible for the DECS

         o has no obligation to make any payments on the DECS. o also does not have to take the trust's needs or your needs into consideration for any reason.
o will not receive any money from the sale of the DECS and did not decide to issue the DECS. o did not determine when the trust will issue the DECS, how much the trust will sell them for or how many the trust will sell. o is not involved in managing or trading the DECS or determining or calculating the amount you will receive when the DECS mature.

DECS May be Difficult to Resell

         The DECS are new and innovative securities, and there is currently no market in which to resell them. The underwriters currently intend, but are not obligated, to buy and sell the DECS. A resale market might not develop or, if it does, might not give you the opportunity to resell your DECS and may not continue until the DECS mature.

         The trust has applied to have the DECS approved for listing on the o. Nonetheless, o might not approve the application or if approved, could revoke the listing after approval or stop trading of the DECS at any time. If o will no longer quote the DECS or stops trading them, the trust will ask another national securities exchange to list the DECS or another trading market to quote them. If the DECS are no longer listed or traded on any securities exchange or trading market, or if a securities exchange or trading market stops trading of the DECS, you may have difficulty getting price information and it may be more difficult to resell the DECS.

Net Asset Value of the Trust

         The trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the trust's net asset value will decrease. The trust cannot predict whether the DECS will trade at, below or above their net asset value. For investors who wish to sell the DECS in a relatively short period of time after the DECS offering, the risk of the DECS trading at a discount is more pronounced because the gain or loss that such investors realize on their investment is likely to depend more on whether the DECS are trading at a discount or premium than upon the value of the trust's assets. The trust will not redeem any DECS prior to the Exchange Date of the Common Stock or the earlier termination of the trust.

Non-Diversified Status

         The trust is considered non-diversified under the Investment Company Act of 1940, which means that the trust is not limited in the proportion of its assets that may be invested in one security. Because the trust will only own the U.S. treasury securities, the prepaid forward contract or other assets subject to the prepaid forward contract, the DECS may be a riskier investment than would be the case for an investment company with more diversified investments.

Tax Treatment of DECS Uncertain

         No statutory, judicial or administrative authority directly addresses the characterization of the DECS or instruments similar to the DECS for U.S. federal income tax purposes. As a result, significant aspects of the U.S. federal income tax consequences of an investment in the DECS are not certain. There is no ruling from the Internal Revenue Service with respect to the DECS and the Internal Revenue Service might not agree with the conclusions expressed under the section "Certain United States Federal Income Tax Considerations" in this prospectus.

Risk Factors for o

         You should carefully consider the information in the attached prospectus and prospectus supplement of o, including the risk factors for o.

Risk Relating to Bankruptcy of the Seller

         It is possible that the seller may be the subject of proceedings under the U.S. Bankruptcy Code. The trust believes that the prepaid forward contract constitutes a "securities contract" for purposes of the U.S. Bankruptcy Code, liquidation of which would not be subject to the automatic stay provisions of the U.S. Bankruptcy Code in the event of the bankruptcy of the seller. It is, however, possible that a prepaid forward contract could be determined not to qualify as a "securities contract" for this purpose.

         Proceedings under the U.S. Bankruptcy Code in respect of the seller may thus cause a delay in settlement of the seller's prepaid forward contract, or otherwise subject the prepaid forward contract to such proceedings. In turn, this could adversely affect the timing of settlement and could impair the trust's ability to distribute the Common Stock or other assets subject to the prepaid forward contract and the Collateral Agreement to you on a timely basis and, as a result, could adversely affect the amount received by you in respect of the DECS and/or the timing of such receipt.

                                 NET ASSET VALUE

         The Administrator will calculate the net asset value of the portfolio at least quarterly by dividing the value of the net assets of the trust (the value of its assets less its liabilities) by the total number of DECS outstanding. The trust's net asset value will be published semi-annually as part of the trust's semi-annual report to investors and at such other times as the trust may determine. The U.S. treasury securities held by the trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the trustees. Short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest to be received. The prepaid forward contract will be valued at the mean of the bid prices the trust receives from at least three independent broker-dealer firms unaffiliated with the trust who are in the business of making bids on financial instruments similar to the prepaid forward contract and with terms comparable thereto. If the trust (acting through the Administrator) is unable to obtain valuations from three independent broker-dealer firms, as required by the preceding sentence, on a timely basis or without unreasonable effort or expense, the prepaid forward contract will be valued at the median of bid prices received from two such broker-dealer firms. If the trust (acting through the Administrator) is unable to obtain a valuation for the prepaid forward contract it believes to be reasonable through the above method on a timely basis or without unreasonable effort or expense, the value of the prepaid forward contract will be established at a level deemed to be fair and reflective of the market value for the prepaid forward contract based on all appropriate factors relevant to the value of the prepaid forward contract as determined by an independent expert or appraiser retained by the Trustees (as defined below) or the Administrator (as defined below) on their behalf.

                             DESCRIPTION OF THE DECS

         Each DECS represents an equal proportional interest in the trust. Upon liquidation of the trust, investors are entitled to share pro rata in the net assets of the trust available for distribution. DECS have no preemptive, redemption or conversion rights. The DECS, when issued and outstanding, will be fully paid and non-assessable. The only securities that the trust is authorized to issue are the DECS offered hereby and those sold to the initial investor referred to below. See "Underwriting."

         Owners of DECS are entitled to one vote for each DECS held on all matters to be voted on by investors and are not able to vote cumulatively in the election of Trustees. The trustees of the trust have been selected initially by Salomon Smith Barney as the initial investor in the trust. The trust intends to hold annual meetings as required by the rules of the NYSE.

         The trustees may call special meetings of investors for action by investor vote as may be required by either the Investment Company Act or the Declaration of Trust. Investors have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding DECS, to remove a Trustee. The Trustees will call a meeting of investors to vote on the removal of a Trustee upon the written request of the record owners of 10% of the DECS or to vote on other matters upon the written request of the record owners of 51% of the DECS (unless substantially the same matter was voted on during the preceding 12 months). The Trustees shall establish, and notify the investors in writing of, the record date for each such meeting, which shall be not less than 10 nor more than 50 days before the meeting date. Owners at the close of business on the record date will be entitled to vote at the meeting. The trust will also assist in communications with other owners as required by the Investment Company Act.

Book-Entry System

         The DECS will be issued in the form of one or more global securities (the "Global Security") deposited with The Depository Trust Company (the "Depositary") and registered in the name of a nominee of the Depositary.

         The Depositary has advised the trust and the underwriters as follows:
The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

         Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective DECS represented by such Global Security to the accounts of participants. The accounts to be credited will be designated by the underwriters. Ownership of beneficial interests in such Global Security will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Security will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Security. Ownership of beneficial interests in such Global Security by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

         So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the DECS. Except as set forth below, owners of beneficial interests in such Global Security will not be entitled to have the DECS registered in their names and will not receive or be entitled to receive physical delivery of the DECS in definitive form and will not be considered the owners or holders thereof.

         Shares of Common Stock or other assets deliverable in respect of, and any quarterly distributions on, DECS registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the trust, any trustee, the Paying Agent, the Administrator or the Custodian for the DECS will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

         The trust expects that the Depositary, upon receipt of any payment in respect of a permanent Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in the principal amount of such Global Security as shown on the records of the Depositary. The trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such participants.

         A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the trust within 90 days, the trust will issue DECS in definitive registered form in exchange for the Global Security representing such DECS. In that event, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of DECS represented by such Global Security equal in number to that represented by such beneficial interest and to have such DECS registered in its name.

                    MANAGEMENT AND ADMINISTRATION OF THE TRUST

Trustees

         The internal operations of the trust will be managed by three Trustees, none of whom will be an "interested person" of the trust as defined in the Investment Company Act; the trust will not have an investment adviser. Under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the trust.

         The names of the persons who will be elected by Salomon Smith Barney, the sponsor/initial investor of the trust, to serve as the Trustees are set forth below. The positions and the principal occupations of the individual Trustees during the past five years are also set forth below.


                                                           Principal Occupation
Name, Age and Address                    Title            During Past Five Years
---------------------                    -----            ----------------------





         Salomon Smith Barney will pay each Trustee who is not a director, officer or employee of either the underwriters or the Administrator, or of any affiliate thereof; in respect of his annual fee and anticipated out-of-pocket expenses, a one-time, up-front fee of $o in the aggregate. The trust's Managing Trustee will also receive an additional up-front fee of $o in the aggregate for serving in that capacity. The seller will reimburse Salomon Smith Barney for these payments as part of the expenses of the trust. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

Administrator

         The day-to-day affairs of the trust will be managed by The Bank of New York, as Trust Administrator pursuant to an administration agreement. Under the administration agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, their duties to:

         (1) receive invoices for and pay, or cause to be paid, all expenses incurred by the trust;

         (2) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the trust);

         (3) instruct the Paying Agent to pay distributions on DECS as described herein;

         (4) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the trust;

         (5) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the trust; and

         (6) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders of DECS.

         The Administrator will not, however, select the independent public accountants for the trust or sell or otherwise dispose of the trust's assets (except in connection with an acceleration of a prepaid forward contract, or the settlement of the prepaid forward contract at the Exchange Date, and upon termination of the trust).

         Either the trust or the Administrator may terminate the Administration Agreement upon 60 days' prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

         Except for its roles as Administrator, Custodian (as defined below), Paying Agent (as defined below), registrar and transfer agent of the trust, and except for its role as Collateral Agent under the Collateral Agreement, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the trust.

         The address of the Administrator is 5 Penn Plaza, 13th Floor, New York, New York 10001.

Custodian

         The trust's custodian (the "Custodian") is The Bank of New York pursuant to a custodian agreement. In the event of any termination of the custodian agreement by the trust or the resignation of the Custodian, the trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the custodian agreement. Pursuant to the custodian agreement, the Custodian will invest all net cash received by the trust in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as Collateral Agent under the Collateral Agreements and will hold a perfected security interest in the Common Stock and U.S. Government obligations or other assets consistent with the terms of the prepaid forward contract.

Paying Agent

         The transfer agent, registrar and paying agent (the "Paying Agent") for the DECS is The Bank of New York pursuant to a paying agent agreement. In the event of any termination of the paying agent agreement by the trust or the resignation of the Paying Agent, the trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

Indemnification

         The trust will indemnify each Trustee, the Administrator, the Custodian and the Paying Agent with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) which it may incur in acting as Trustee, Administrator, Custodian or Paying Agent, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Salomon Smith Barney has agreed to reimburse the trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent. The seller in turn will reimburse Salomon Smith Barney for all such reimbursements paid by it as part of the expenses of the trust.

Distributions

         The trust intends to distribute to investors on a quarterly basis the proceeds of the U.S. treasury securities held by the trust. The first distribution, reflecting the trust's operations from the date of this offering, will be made on o, o to owners of record as of o, o. Thereafter, the trust will make distributions on o, o, o and o or, if any such date is not a Business Day, on the next succeeding Business Day, of each year to owners of record as of each o, o, o and o, respectively. A portion of each such distribution should be treated as a tax-free return of the investor's investment. See "Investment Objective and Policies--Trust Assets" and "Certain United States Federal Income Tax Considerations." If the prepaid forward contract is accelerated as described in "Investment Objectives and Policies--The Forward Contract--Collateral Requirements of the Forward Contract; Acceleration," each investor will receive its pro rata share of the proceeds from the acceleration of the prepaid forward contract and from the liquidation of a proportionate share of the Treasury Securities then held in the trust. Upon termination of the trust as described in "Investment Objectives and Policies--Trust Termination," each investor will receive its pro rata share of any remaining net assets of the trust.

         The trust does not permit the reinvestment of distributions.

Estimated Expenses

         At the closing of this offering, Salomon Smith Barney will pay to each of the Administrator, the Custodian and the Paying Agent, and to each Trustee, a one-time, up-front amount in respect of such party's ongoing fees and, in the case of the Administrator, anticipated expenses of the trust over the term of the trust. The anticipated trust expenses to be borne by the Administrator include, among other things, expenses for legal and independent accountant services, costs of printing proxies, DECS certificates and investor reports, expenses of the trustees, fidelity bond coverage, stock exchange listing fees and expenses of qualifying the DECS for sale in the various states. The one-time, up-front payments described above total approximately $o. Salomon Smith Barney also will pay estimated organization costs of the trust in the amount of $o and estimated costs of the trust in connection with the initial registration and public offering of the DECS in the amount of $o at the closing of the offering.

         The amount payable to the Administrator in respect of ongoing expenses of the trust was determined based on estimates made in good faith on the basis of information currently available to the trust, including estimates furnished by the trust's agents. Actual operating expenses of the trust may be substantially more than this amount. Any additional expenses will be paid by Salomon Smith Barney or, in the event of its failure to pay such amounts, the seller, or, in the event of the failure of either of Salomon Smith Barney or the seller to pay such amounts, the trust. The seller will reimburse Salomon Smith Barney for all of the expenses of the trust paid by it.

              CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

         The following is a summary of the principal U.S. federal income tax consequences that may be relevant to an owner of a DECS that is a "U.S. Holder." A DECS owner will be treated as a U.S. Holder for U.S. federal income tax purposes if the owner is:

         o    an individual who is a citizen or resident of the United States,

         o    a U.S. domestic corporation, or

         o any other person that is subject to U.S. federal income taxation on a net income basis in respect of its investment in DECS.

         This summary is based on the U.S. federal income tax laws, regulations, rulings and decisions now in effect, all of which are subject to change, possibly on a retroactive basis. Except to the extent discussed below under "Non-U.S. Holders," this summary applies only to U.S. Holders that will hold DECS as capital assets, and only if the investor purchased the DECS in their initial offering. This summary does not address all aspects of U.S. federal income taxation that may be relevant to an investor in light of the investor's individual investment circumstances, and does not address tax considerations applicable to investors that may be subject to special tax rules, such as dealers in securities or foreign currencies, traders in securities or commodities electing to mark to market, financial institutions, insurance companies, tax-exempt organizations, persons that will hold DECS as a position in a "straddle" for tax purposes or as a part of a "synthetic security" or a "conversion transaction" or other integrated investment comprised of a DECS and one or more other investments, or persons that have a functional currency other than the U.S. dollar.

         This summary does not include any description of the tax laws of any state or local governments or of any foreign government that may be applicable to the DECS or to the owners thereof. It also does not discuss the tax consequences of the ownership of the Common Stock or Reported Securities. Investors should consult their own tax advisors in determining the tax consequences to them of holding DECS, including the application to their particular situation of the U.S. federal income tax considerations discussed below, as well as the application of state, local or other tax laws.

         There are no regulations, published rulings or judicial decisions addressing the characterization for federal income tax purposes of securities with terms substantially the same as the DECS. Pursuant to the terms of the Declaration of Trust, the trust and every holder of the DECS agree to treat a DECS for U.S. federal income tax purposes as a beneficial interest in a trust that holds zero-coupon U.S. treasury securities and the prepaid forward contract. The trust intends to report holders' income to the Internal Revenue Service in accordance with this treatment. In addition, pursuant to the terms of the prepaid forward contract and the Declaration of Trust, the seller, the trust and every holder of a DECS will be obligated (in the absence of an administrative determination or judicial ruling to the contrary) to characterize the prepaid forward contract for all tax purposes as a forward purchase contract to purchase Common Stock at the Exchange Date (including as a result of acceleration or otherwise), under the terms of which contract:

         (a) at the time of issuance of the DECS the holder is required to deposit irrevocably with the seller a fixed amount of cash equal to the purchase price of the DECS, less the purchase price of the U.S. treasury securities, to assure the fulfillment of the obligation described in clause (b) below, and

         (b) at maturity such cash deposit unconditionally and irrevocably will be applied by the seller in full satisfaction of the holder's payment obligation under the forward contract, and the seller will deliver to the holder the number of shares of Common Stock that the holder is entitled to receive at that time pursuant to the terms of the DECS (subject to the right of the seller to deliver cash in lieu of the Common Stock).

         Under this approach, the tax consequences of holding a DECS will be as described below. However, prospective investors in the DECS should be aware that no ruling is being requested from the Internal Revenue Service with regard to the DECS and that the Internal Revenue Service might take a different view as to the proper characterization of the DECS or of the prepaid forward contract and of the tax consequences to an investor.

Tax Status of the Trust

         The trust will be taxable as a grantor trust owned solely by the present and future holders of DECS for federal income tax purposes, and income received by the trust will be treated as income of the holders in the manner set forth below.

Tax Consequences to U.S. Holders

         Tax Basis of the Treasury Securities and the Forward Contract. Each investor will be considered to be the owner of its pro rata portion of the U.S. treasury securities and the prepaid forward contract in the trust. The cost to the Investor of the DECS will be allocated among the investor's pro rata portion of the U.S. treasury securities and the prepaid forward contract (in proportion to the fair market values thereof on the date on which the investor acquired the
DECS) in order to determine the investor's tax basis in its pro rata portion of the U.S. treasury securities and the prepaid forward contract. It is currently anticipated that o% and o% of the net proceeds of the offering will be used by the trust to purchase the U.S. treasury securities and as a payment to the seller under the prepaid forward contract, respectively.

         Recognition of Original Issue Discount on the Treasury Securities. The treasury securities in the trust will consist of zero-coupon U.S. treasury securities. An investor will be required to treat its pro rata portion of each U.S. treasury security in the trust as a bond that was originally issued on the date the investor purchased its DECS and at an original issue discount equal to the excess of the investor's pro rata portion of the amounts payable on such U.S. treasury security over the investor's tax basis for the U.S. treasury security as discussed above. The investor (whether on the cash or accrual method of tax accounting) is required to include original issue discount (other than original issue discount on short-term treasury securities as described below) in income for federal income tax purposes as it accrues, in accordance with a constant yield method, prior to the receipt of cash attributable to such income. Because it is expected that more than 20% of the holders of DECS will be accrual basis taxpayers, the investor will be required to include in income original issue discount on any short-term U.S. treasury security (i.e., any U.S. treasury security with a maturity of one year or less from the date it is purchased) held by the trust as that original issue discount accrues. Unless an investor elects to accrue the original issue discount on a short-term U.S. treasury security according to a constant yield method based on daily compounding, the original issue discount will be accrued on a straight-line basis. The investor's tax basis in a U.S. treasury security will be increased by the amount of any original issue discount included in income by the investor with respect to such U.S. treasury security.

         Treatment of the Forward Contract. Each investor will be treated as having entered into a pro rata portion of the prepaid forward contract and, at the Exchange Date, as having received a pro rata portion of the Common Stock (or cash, Reported Securities or combination thereof) delivered to the trust. Under existing law, an investor will not recognize income, gain or loss upon entry into the prepaid forward contract. An investor should not be required under existing law to include in income additional amounts over the term of the prepaid forward contract. See "--Possible Alternative Treatment," however.

         Sale of the DECS. Upon a sale of all or some of an investor's DECS, an investor will be treated as having sold its pro rata portion of the U.S. treasury securities and prepaid forward contract underlying the DECS. The selling investor will recognize gain or loss equal to the difference between the amount realized and the investor's aggregate tax bases in its pro rata portion of the treasury securities and the prepaid forward contract. Any gain or loss generally will be long-term capital gain or loss if the investor has held the DECS for more than one year. The distinction between capital gain or loss and ordinary income or loss is important for purposes of the limitations on an investor's ability to offset capital losses against ordinary income. In addition, individuals generally are subject to taxation at a reduced rate on long-term capital gains.

         Distribution of the Common Stock. The delivery of Common Stock to the trust pursuant to the prepaid forward contract will not be taxable to the investors. The distribution of Common Stock upon the termination of the trust will not be taxable to the investors. An investor will have taxable gain or loss (which will be short-term capital gain or loss) upon receipt of cash in lieu of fractional shares of Common Stock distributed upon termination of the trust, in an amount equal to the difference between the cash received and the portion of the basis of the prepaid forward contract allocable to fractional shares (based on the relative number of fractional shares and shares delivered to the investor). Each investor's aggregate basis in its shares of Common Stock will be equal to its basis in its pro rata portion of the prepaid forward contract less the portion of such basis allocable to any fractional shares of Common Stock for which cash is received.

         Distribution of Cash. If an investor receives cash upon dissolution of the trust or as a result of a seller's election to deliver cash, the investor will recognize capital gain or loss equal to any difference between the amount of cash received and its tax basis in the DECS at that time. Such gain or loss generally will be long-term capital gain or loss if the investor has held the DECS for more than one year at the Exchange Date.

         Distribution of Cash or Reported Securities as a Result of an Adjustment Event. If as a result of an Adjustment Event, cash, Reported Securities, or any combination of cash, Reported Securities and Common Stock is delivered pursuant to the prepaid forward contract, an investor will have taxable gain or loss upon receipt equal to the difference between the amount of cash received and its basis in its pro rata portion of the prepaid forward contract for which such cash was received. In addition, if as a result of an Adjustment Event the Custodian liquidates U.S. treasury securities, an investor will have taxable gain or loss upon receipt of cash allocable to the liquidated U.S. treasury securities equal to the difference between the amount of such cash and the investor's basis in its pro rata portion of the U.S. treasury securities. Any gain or loss will be capital gain or loss, and if the investor has held the DECS for more than one year, such gain or loss generally will be long-term capital gain or loss (except with respect to any cash received in lieu of a fractional interest in Reported Securities or Common Stock). An investor's basis in any Reported Securities received will be equal to its basis in its pro rata portion of the prepaid forward contract for which such Reported Securities were received. See "Investment Objectives and Policies--The Forward Contract."

         Extension of Exchange Date. While not free from doubt, an extension of the Exchange Date under the prepaid forward contract should not be a taxable event and an investor therefore should not recognize gain upon such an extension. Although there is no authority addressing the treatment of the cash distribution paid on the extended Exchange Date (whether or not later accelerated), the trust intends to file information returns with the Internal Revenue Service on the basis that the cash distribution is ordinary income to the investors. Investors should consult their own tax advisors concerning the consequences of extending the Exchange Date, including the possibility that an investor may be treated as realizing gain as a result of the extension and the possibility that the cash distribution may be treated as a reduction in an investor's tax basis in the DECS by analogy to the treatment of rebates or of option premiums.

         Possible Alternative Treatment. The Internal Revenue Service may contend that a DECS should be characterized for federal income tax purposes in a manner different from the approach described above. For example, the Internal Revenue Service might assert that the prepaid forward contract should be treated as contingent debt obligations of the seller, if the seller is subject to Treasury regulations governing contingent payment debt instruments. If the Internal Revenue Service were to prevail in making such an assertion, original issue discount would accrue with respect to the prepaid forward contract at a "comparable yield" for the seller under the prepaid forward contract, determined at the time the prepaid forward contract is entered into. An investor's pro rata portion of original issue discount in respect of the prepaid forward contract and original issue discount in respect of the U.S. treasury securities might exceed the aggregate amount of the quarterly cash distributions to the investor. In addition, under this treatment, the investor would be required to treat any gain realized on the sale, exchange or redemption of the DECS as ordinary income to the extent that such gain is allocable to the prepaid forward contract. Any loss realized on such sale, exchange or redemption that is allocable to the prepaid forward contract would be treated as an ordinary loss to the extent of the investor's original issue discount inclusions with respect to the prepaid forward contract, and as capital loss to the extent of loss in excess of such inclusions. It is also possible that the Internal Revenue Service could take the view that an investor should include in income the amount of cash actually received each year in respect of the DECS, or that the DECS as a whole constitute a contingent payment debt instrument subject to the rules described above.

         Fees and Expenses of the Trust. An investor's pro rata portion of the expenses in connection with the organization of the trust, underwriting discounts and commissions and other offering expenses should be includible in the cost to the owner of the DECS. However, there can be no assurance that the Internal Revenue Service will not take a contrary view. If the Internal Revenue Service were to prevail in treating such expenses as excludable from the investor's cost of the DECS, such expenses would not be includible in the basis of the assets of the trust and should instead be amortizable and deductible over the term of the trust. If such expenses were treated as amortizable and deductible, an individual investor who itemizes deductions would be entitled to amortize and deduct (subject to any other applicable limitations on itemized deductions) such expenses over the term of the trust only to the extent that such amortized annual expenses together with the investor's other miscellaneous deductions exceed 2% of such investor's adjusted gross income.

         Proposed Legislation. Proposed legislation currently under consideration in Congress would (if enacted into law in its current form) recharacterize some or all of the net long-term capital gain arising from certain "constructive ownership" transactions entered into after July 11, 1999 as ordinary income, and would impose an interest charge on any such ordinary income. The proposed legislation would have no immediate application to forward contracts in respect of the stock of a domestic operating company, including the DECS transaction. The proposed legislation would, however, grant discretionary authority to the U.S. Treasury Department to promulgate regulations to expand the scope of "constructive ownership" transactions to include forward contracts in respect of the stock of all corporations. It is not possible to predict whether legislation addressing constructive ownership transactions will be enacted by Congress, the form or effective date of any such legislation, or the form or effective date that any Treasury regulations promulgated thereunder might take.

Non-U.S. Holders

         In the case of an investor that is a non-resident alien individual or foreign corporation (a "Non-U.S. Holder"), payments made with respect to the DECS should not be subject to U.S. withholding tax, provided that the investor complies with applicable certification requirements (including in general the furnishing of an Internal Revenue Service Form W-8 or a substitute form). Any capital gain realized upon the sale or other disposition of the DECS by a Non-U.S. Holder generally will not be subject to U.S. federal income tax if (a) such gain is not effectively connected with a U.S. trade or business and (b) in the case of an individual, (i) the individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition, and (ii) the gain is not attributable to a fixed place of business maintained by the individual in the United States.

         A Non-U.S. Holder of the DECS that is subject to U.S. federal income taxation on a net income basis with respect to the DECS should see the discussion in "--Tax Consequences to U.S. Holders."

Backup Withholding Tax and Information Reporting

         An investor in a DECS may be subject to information reporting and to backup withholding tax at a rate of 31% of certain amounts paid to the investor unless the investor (a) is a corporation or comes within certain other exempt categories and, when required, provides proof of such exemption or (b) provides a correct taxpayer identification number, certifies as to no loss of exemption from backup withholding tax and otherwise complies with applicable requirements of the backup withholding tax rules. Information reporting and backup withholding tax will not apply to payments made to an owner of a DECS that is a Non-U.S. Holder if such owner (a) is the beneficial owner of the DECS and certifies as to its non-U.S. status, (b) is not the beneficial owner of the DECS, but the beneficial owner of the DECS certifies as to its non-U.S. status or (c) otherwise establishes an exemption, provided that the trust or its agent does not have actual knowledge that the investor or the beneficial owner is a U.S. person.

         Payment of the proceeds from the sale of a DECS to or through a foreign office of a broker will not be subject to information reporting or backup withholding tax, except that if the broker is (1) a U.S. person for U.S. federal income tax purposes, (2) a controlled foreign corporation for U.S. tax purposes,
(3) a foreign person 50% or more of whose gross income from all sources for the three-year period ending with the close of its taxable year preceding the payment was effectively connected with a U.S. trade or business or (4) with respect to payments made after December 31, 2000, a foreign partnership that, at any time during its taxable year is 50% or more (by income or capital interest) owned by U.S. persons or is engaged in the conduct of U.S. trade or business, information reporting may apply to such payments. Payment of the proceeds from a sale of a DECS to or through the U.S. office of a broker is subject to information reporting and backup withholding tax unless the investor or beneficial owner certifies as to its non-U.S. status or otherwise establishes an exemption from information reporting and backup withholding.

         Any amounts withheld under the backup withholding tax rules are not an additional tax and may be credited against a U.S. Holder's U.S. federal income tax liability, provided that the required information is furnished to the Internal Revenue Service.

         Recently issued Treasury regulations may change the certification procedures relating to withholding and backup withholding on certain amounts paid to Non-U.S. Holders after December 31, 2000. Prospective investors should consult their tax advisors regarding the effect, if any, of such new Treasury regulations on an investment in the DECS.


                                  UNDERWRITING

         Subject to the terms and conditions stated in the underwriting agreement dated the date hereof, each underwriter named below has severally agreed to purchase, and the trust has agreed to sell to such underwriter, the number of DECS set forth opposite the name of such underwriter.

Name                                                     Number of DECS
----                                                     --------------
Salomon Smith Barney Inc.



         Total.......................................

         The underwriting agreement provides that the obligations of the several underwriters to purchase the DECS included in this offering are subject to approval of certain legal matters by counsel and to certain other conditions. The underwriters are obligated to purchase all the DECS (other than those covered by the over-allotment option described below) if they purchase any of the DECS.

         The underwriters, for whom Salomon Smith Barney is acting as representative, propose to offer some of the DECS directly to the public at the public offering price set forth on the cover page of this prospectus and some of the DECS to certain dealers at the public offering price less a concession not in excess of $o per DECS. After the initial offering of the DECS to the public, the public offering price and such concession may be changed by the representative. The sales load of $o per DECS is equal to o% of the initial public offering price.

         Because proceeds from the sale of the DECS will be used by the trust to purchase the prepaid forward contract from the seller, the underwriting agreement provides that the seller will pay to the underwriters as compensation $o per DECS.

         The trust has granted to the underwriters an option, exercisable for 30 days from the date of this prospectus, to purchase up to o additional DECS at the same price per DECS as the initial DECS purchased by the underwriters. The underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each underwriter will be obligated, subject to certain conditions, to purchase a number of additional DECS approximately proportionate to such underwriter's initial purchase commitment. In addition, Salomon Smith Barney purchased o DECS in connection with the organization of the trust.

         o, its executive officers and the seller have agreed that, for a period of o days from the date of this prospectus, they will not, without the prior written consent of Salomon Smith Barney, as representative of the underwriters, offer, sell, contract to sell, or otherwise dispose of, any shares of common stock of o or any securities convertible into, or exercisable or exchangeable for, such common stock. Salomon Smith Barney in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice. However, this agreement will not restrict the ability of o and the seller to take any of the actions listed above in connection with the offering by the trust of the DECS or any delivery of shares of o common stock pursuant to the terms of the DECS.

         The DECS will be a new issue of securities with no established trading market. The trust has applied to have the DECS approved for listing on o under the symbol "o." The underwriters intend to make a market in the DECS, subject to applicable laws and regulations. However, the underwriters are not obligated to do so and any such market-making may be discontinued at any time at the sole discretion of the underwriters without notice. Accordingly, no assurance can be given as to the liquidity of such market.

         In connection with the formation of the trust, Salomon Smith Barney subscribed for and purchased o DECS for a purchase price of $o. Under the prepaid forward contract, the seller will be obligated to deliver to the trust Common Stock in respect of such DECS on the same terms as the DECS offered hereby. Salomon Smith Barney sponsored the formation of the trust for purposes of this offering, including selecting its initial Trustees.

         Pursuant to the prepaid forward contract, the trust has agreed, subject to the terms and conditions set forth therein, to purchase from the seller a number of shares of Common Stock equal to the total number of DECS to be purchased by the underwriters from the trust pursuant to the underwriting agreement (including any DECS to be purchased by the underwriters upon exercise of the over-allotment option plus the number of DECS purchased by Salomon Smith Barney in connection with the organization of the trust). Pursuant to the terms of the prepaid forward contract, the seller will deliver to the trust at the Exchange Date a number of shares of Common Stock (or, at the option of the seller, the cash equivalent) and/or such other consideration as permitted or required by the terms of the prepaid forward contract, that are expected to have the same value as the shares of Common Stock delivered pursuant to the DECS. The closing of the offering of the DECS is conditioned upon execution of the prepaid forward contract by the seller and the trust.

         In connection with the DECS offering, the underwriters may over-allot, or engage in syndicate covering transactions, stabilizing transactions and penalty bids. Over-allotment involves syndicate sales of DECS or Common Stock in excess of the number of DECS to be purchased by the underwriters in the offering, which creates a syndicate short position. Syndicate covering transactions involve purchases of the DECS or the Common Stock in the open market after the distribution has been completed in order to cover syndicate short positions. Stabilizing transactions consist of certain bids or purchases of DECS or common stock made for the purpose of preventing or retarding a decline in the market price of the DECS or common stock while the offering is in progress. Penalty bids permit the underwriters to reclaim a selling concession from a syndicate member when an underwriter, in covering syndicate short positions or making stabilizing purchases, repurchases DECS or Common Stock originally sold by the syndicate member. These activities may cause the price of DECS or Common Stock to be higher than the price that otherwise would exist in the open market in the absence of such transactions. These transactions may be effected on o or in the over-the-counter market, or otherwise and, if commenced, may be discontinued at any time.

         [In addition, in connection with this offering, certain of the underwriters (and selling group members) may engage in passive market making transactions in the DECS or Common Stock on o prior to the pricing and completion of the DECS offering. Passive market making consists of displaying bids on o no higher than the bid prices of independent market makers and making purchases at prices no higher than those independent bids and effected in response to order flow. Net purchases by a passive market on each day are limited to a specified percentage of the passive market maker's average daily trading volume in the Common Stock during a specified period and must be discontinued when such limit is reached. Passive market making may cause the price of the Common Stock to be higher than the price that otherwise would exist in the open market in the absence of such transactions. If passive market making is commenced, it may be discontinued at any time.]

         The underwriters have performed certain investment banking and advisory services for o from time to time for which they have received customary fees and expenses. The underwriters may, from time to time, engage in transactions with and perform services for o in the ordinary course of its business.

         o and the seller have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the underwriters may be required to make in respect of any of those liabilities. [o has agreed to pay certain amounts on behalf of the seller in respect of fees, expenses and other compensation in connection with the DECS offering.]

                                  LEGAL MATTERS

         Certain legal matters will be passed upon for the trust and the underwriters by Cleary, Gottlieb, Steen & Hamilton, New York, New York. Certain matters of Delaware law will be passed upon for the trust by Richards, Layton & Finger, Wilmington, Delaware. Certain legal matters will be passed upon for the seller by o.

                                     EXPERTS

         The statement of assets, liabilities and capital included in this prospectus has been audited by o, independent accountants given upon the authority of said firm as experts in auditing and accounting.

                       WHERE YOU CAN FIND MORE INFORMATION

         The trust has filed a registration statement for the DECS with the SEC. Information about the DECS and the trust may be found in that registration statement. You may read and copy the registration statement at the public reference facilities of the SEC in Washington, D.C., Chicago, Illinois and New York, New York. Please call the SEC at 1-800-SEC-0330 for further information on the public reference rooms. The Registration Statement is also available to the public from the SEC's web site at http:\\www.sec.gov.


                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustee and Securityholders of DECS Trust VII:

In our opinion, the accompanying statement of assets, liabilities and capital presents fairly, in all material respects, the financial position of DECS Trust IX (the "Trust") as of o, o, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this statement in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets, liabilities and capital, assessing the accounting principles used and significant estimates made by the Trust's management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



o


New York, New York
o, o

                                 DECS TRUST VII

                STATEMENT OF ASSETS, LIABILITIES AND CAPITAL, o, o

ASSETS
Cash.......................................................................

Total Assets...............................................................

LIABILITIES
Total Liabilities..........................................................

NET ASSETS.................................................................

CAPITAL
DECS, one DECS issued and outstanding......................................














          The accompanying notes are an integral part of this statement.

                                 DECS TRUST VII

            NOTES TO STATEMENT OF ASSETS, LIABILITIES AND CAPITAL, o, o

I.       Organization

         DECS Trust VII, organized as a Delaware business trust on o, o, is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940. The trust has no operations to date other than matters relating to its organization and registration. The term of the trust is anticipated to expire in the year o; however, the exact date will be determined in the future. The trust may be dissolved prior to its planned termination date under certain circumstances as outlined in the registration statement.

         The trust has registered o DECS representing shares of beneficial interest in the trust. The only securities that the trust is authorized to issue are the DECS. Each of the DECS represents the right to receive (a) quarterly distributions during the term of the trust, and (b) upon the conclusion of the term of the trust (the "Exchange Date"), certain shares of common stock (the "Common Stock") or cash with an equivalent value (such amounts determined as described in the registration statement). The DECS are not subject to redemption prior to the Exchange Date or the earlier termination of the trust. The trust will hold a series of zero-coupon U.S. treasury securities and one prepaid forward contract relating to the Common Stock. The business activities of the trust are limited to the matters discussed above. The trust will be treated as a grantor trust for U.S. federal income tax purposes.

         On o, o, the trust issued o DECS to Salomon Smith Barney Inc. in consideration for a purchase price of $100.

II.      Organizational Costs and Fees

         Organizational costs and ongoing fees of the trust will be borne by Salomon Smith Barney Inc.

III.     Management and Administration of Trust

         The internal operation of the trust will be managed by its trustees; the trust will not have a separate investment adviser. The trust will be overseen by three trustees, and its daily administration will be carried out by The Bank of New York as the administrator. The Bank of New York will also serve as the trust's custodian, paying agent, registrar and transfer agent with respect to the DECS.

                                 100,000 DECS SM







                                 DECS TRUST VII



                  (Subject to Exchange into Common Stock of o)






                            ------------------------

                                   PROSPECTUS

                                      o, o

                            ------------------------




Salomon Smith Barney

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

1.      Financial Statements

Part A--     (i)    Report of Independent Public Accountants
             (ii)   Statement of Assets, Liabilities and Capital
Part B--            None.

2.      Exhibits

(a)(1)(A)   --Declaration of Trust dated as of January 7, 2002/**/
(a)(1)(B)   --Amended and Restated Declaration of Trust dated as of [    ],
              2002/*/
(a)(2)(A)   --Certificate of Trust dated January 7, 2002/**/
(a)(2)(B)   --Restated Certificate of Trust dated [     ], 2002/*/
(b)         --Not applicable
(c)         --Not applicable
(d)(1)      --Form of specimen certificate of DECS (included in Exhibit
              2(a)(1)(D))/*/
(d)(2)      --Portions of the Amended and Restated Declaration of Trust defining the rights of holders of DECS (included in Exhibit 2(a)(1)(D))/*/
(e)         --Not applicable
(f)         --Not applicable
(g)         --Not applicable
(h)         --Form of Underwriting Agreement/*/
(i)         --Not applicable
(j)         --Form of Custodian Agreement/*/
(k)(1)      --Form of Administration Agreement/*/
(k)(2)      --Form of Paying Agent Agreement/*/
(k)(3)      --Form of Forward Contract/*/
(k)(4)      --Form of Collateral Agreement/*/
(k)(5)      --Form of Fund Expense Agreement/*/
(k)(6)      --Form of Fund Indemnity Agreement/*/
(l)         --Opinion and Consent of Counsel to the Trust/*/
(m)         --Not applicable
(n)(1)      --Tax Opinion of Counsel to the Trust (Consent contained in Exhibit
              2(l))/*/
(n)(2)      --Consent of Independent Public Accountants/*/
(n)(3)      --Consents to being named as Trustee/*/
(o)         --Not applicable
(p)         --Form of Subscription Agreement/*/
(q)         --Not applicable

--------------------
/*/ To be filed by amendment.
/**/ Filed herewith.

Item 25. Marketing Arrangements

         See Exhibit 2(h) to this registration statement.

Item 26. Other Expenses of Issuance and Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fees......................................................  $[250]*
[   ] listing fee......................................................  $[   ]*
Printing (other than certificates).....................................  $[   ]*
Engraving and printing certificates....................................  $[   ]*
Fees and expenses of qualification under state securities laws
(including fees       $[      ]*
of counsel)............................................................
Accounting fees and expenses...........................................  $[   ]*
Legal fees and expenses................................................  $[   ]*
NASD fees..............................................................  $[   ]*
Miscellaneous..........................................................  $[   ]*
Total..................................................................  $[250]*

-----------------
* To be furnished by amendment.

Item 27. Person Controlled by or Under Common Control with Registrant

         The trust will be internally managed and will not have an investment adviser. The information in the prospectus under the caption "Management and Administration of the Trust" is incorporated herein by reference.

Item 28. Number of Holders of Securities

         As of the effective date of this registration statement:

TITLE OF CLASS                                          NUMBER OF RECORD HOLDERS
------------------------------------------------------  ------------------------
DECS representing shares of beneficial interest.......             1

Item 29. Indemnification

         The underwriting agreement (Exhibit 2(h) to this registration statement) provides for indemnification.

         The Amended and Restated Declaration of Trust filed as Exhibit 2(a)(1)(D) to this registration statement provides for indemnification to each trustee against any claim or liability incurred in acting as trustee of the trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2(j), 2(k)(1) and 2(k)(2), respectively, to this registration statement provide for indemnification to the custodian, trust administrator and paying agent, respectively, against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as Exhibit 2(k)(6) to this registration statement provides that Salomon Smith Barney Inc. will indemnify the trust for certain indemnification expenses incurred under the Amended and Restated Declaration of Trust, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser

         Not applicable.

Item 31. Location of Accounts and Records

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of the registrant, c/o Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19711 and at the offices of [ ], the registrant's trust administrator, custodian, paying agent, transfer agent and registrar. All other records so required to be maintained are maintained at the offices of the registrant, Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19711.

Item 32. Management Services

         Not applicable.

Item 33. Undertakings

         (a) The registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectus contained herein if (1) subsequent to the effective date of this registration statement, its net asset value per share declines more than ten percent from its net asset value per share as of the effective date of this registration statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in its prospectus contained herein.

         (b) The registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective;
(ii) for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 7th day of January, 2002.



                                                 DECS TRUST IX


                                                 By: /s/ Donald J.Puglisi
                                                     ---------------------------
                                                     Donald J. Puglisi, Trustee


         Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following person, in the capacities and on the date indicated.

Name                         Title                                  Date
----                         -----                                  ----

/s/ [     ]                  Principal Executive Officer,           [     ]
[     ]                      Principal Financial Officer,
                             Principal Accounting Officer and
                                Trustee

                                  Exhibit Index

Exhibit                                 NAME OF EXHIBIT
----------    ------------------------------------------------------------------
(a)(1)(A)     Declaration of Trust dated as of January 7, 2002/**/
(a)(1)(B)     Amended and Restated Declaration of Trust dated as of [    ],
              2002/*/
(a)(2)(A)     Certificate of Trust dated January 7, 2002/**/
(a)(2)(B)     Restated Certificate of Trust dated [    ], 2002/*/
(b)           Not applicable
(c)           Not applicable
(d)(1)        Form of specimen certificate of DECS (included in Exhibit
              2(a)(1)(D))/*/
(d)(2)        Portions of the Amended and Restated Declaration of Trust defining the rights of holders of DECS (included in Exhibit 2(a)(1)(D))/*/
(e)           Not applicable
(f)           Not applicable
(g)           Not applicable
(h)           Form of Underwriting Agreement/*/
(i)           Not applicable
(j)           Form of Custodian Agreement/*/
(k)(1)        Form of Administration Agreement/*/
(k)(2)        Form of Paying Agent Agreement/*/
(k)(3)        Form of Forward Purchase Agreement/*/
(k)(4)        Form of Collateral Agreement/*/
(k)(5)        Form of Fund Expense Agreement/*/
(k)(6)        Form of Fund Indemnity Agreement/*/
(l)           Opinion and Consent of Counsel to the Trust/*/
(m)           Not applicable
(n)(1)        Tax Opinion of Counsel to the Trust (Consent contained in Exhibit
              2(l))/*/
(n)(2)        Consent of Independent Public Accountants/*/
(n)(3)        Consents to being named as Trustee/**/
(o)           Not applicable
(p)           Form of Subscription Agreement/*/


--------------
/*/ To be filed by amendment.
/**/ Filed herewith.

                                                               Exhibit (a)(1)(A)

                      DECLARATION OF TRUST OF DECS TRUST IX

                  Declaration of Trust, dated as of January 7, 2002, between Alan Rifkin, as sponsor (the "Sponsor"), and Donald J. Puglisi, as trustee (the "Trustee"). The Sponsor and the Trustee hereby agree as follows:

The trust created hereby shall be known as "DECS Trust IX", in which name the Trustee, or the Sponsor to the extent provided herein, may conduct the business of the Trust, make and execute contracts, and sue and be sued.

The Sponsor hereby assigns, transfers, conveys and sets over to the Trustee the sum of $1. The Trustee hereby acknowledges receipt of such amount in trust from the Sponsor, which amount shall constitute the initial trust estate. The Trustee hereby declares that it will hold the trust estate in trust for the Sponsor. It is the intention of the parties hereto that the Trust created hereby constitute a business trust under Chapter 38 of Title 12 of the Delaware Code, 12 Del. C. ss. 3801 et seq. and that this document constitute the governing instrument of the Trust. The Trustee is hereby authorized and directed to execute and file a certificate of trust with the Delaware Secretary of State in the form attached hereto or in such other form as the Trustee may approve.

The Sponsor and the Trustee will enter into an amended and restated Declaration of Trust, satisfactory to each such party, to provide for the contemplated operation of the Trust created hereby. Prior to the execution and delivery of such amended and restated Declaration of Trust, the Trustee shall not have any duty or obligation hereunder or with respect to the trust estate, except as otherwise required by applicable law or as may be necessary to obtain prior to such execution and delivery any licenses, consents or approvals required by applicable law or otherwise.

This Declaration of Trust may be executed in one or more counterparts.

The Trustee may resign upon thirty days prior notice to the Sponsor.



         IN WITNESS WHEREOF, the parties hereto have caused this Declaration of Trust to be duly executed as of the date first above written.


                                               SPONSOR


                                               /s/ Alan M. Rifkin
                                               -------------------------------
                                               Alan Rifkin, as Sponsor

                                               TRUSTEE


                                               /s/ Donald J. Puglisi
                                               -------------------------------
                                               Donald J. Puglisi, as Trustee

                                                               Exhibit (a)(2)(A)

                      CERTIFICATE OF TRUST OF DECS TRUST IX

                  This Certificate of Trust of DECS Trust IX (the "Trust"), dated January 7, 2002, is being duly executed and filed by Donald J. Puglisi, as trustee, to form a business trust under the Delaware Business Trust Act (12 Del.
C. ss. 3801, et seq.).

Name.  The name of the business trust formed hereby is DECS Trust IX.

Registered Office; Registered Agent. The business address of the registered office of the Trust in the State of Delaware is c/o Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19711. The name of the Trust's registered agent at such address is Puglisi & Associates.

Effective Date. This Certificate of Trust shall be effective upon the date and time of filing.

The Trust is to be registered under the Investment Company Act of 1940, as amended, prior to the issuance of beneficial interests in the Trust.

         IN WITNESS WHEREOF, the undersigned, being the sole trustee of the Trust, has executed this Certificate of Trust as of the date first above written.


                                              /s/ Donald J. Puglisi
                                              ----------------------------------
                                              Donald J. Puglisi, as Sole Trustee